Annual Report May 31, 2002

                                 Nuveen
                   Municipal Closed-End
                        Exchange-Traded
                                  Funds

                                        MARYLAND
                                        NMY
                                        NFM
                                        NZR

                                        NORTH CAROLINA
                                        NNC
                                        NRB
                                        NNO

                                        VIRGINIA
                                        NPV
                                        NGB
                                        NNB

                            DEPENDABLE,
                        TAX-FREE INCOME
                                BECAUSE
                IT'S NOT WHAT YOU EARN,
                 IT'S WHAT YOU KEEP.(R)

                                        THE NUVEEN
                                         INVESTOR
                                                SEE PAGE 13

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

Dear
   SHAREHOLDER

Photo of:
Timothy R. Schwertfeger
Chairman of the Board



Sidebar text:

"I urge you to consider receiving future Fund reports and other information electronically ...see the inside front cover of this report for detailed instructions."



I am pleased to report that during the period covered by this report, your Fund continued to meet its primary objective of providing attractive monthly income, while at the same time offering opportunities to reduce overall portfolio volatility. Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Performance Overview sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information
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In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 15, 2002

Nuveen Municipal Closed-End Exchange-Traded Funds
(NMY, NFM, NZR, NNC, NRB, NNO, NPV, NGB, NNB )

Portfolio Managers'
               COMMENTS

Portfolio managers Paul Brennan and Tom O'Shaughnessy review economic and market conditions, key strategies, and recent Fund performance. Paul assumed portfolio management responsibility for NMY and NPV in 1999, and for NFM, NZR, NGB and NNB at their respective inceptions in 2001. Tom has managed NNC since 1998, and NRB and NNO since 2001.


WHAT FACTORS HAD THE GREATEST INFLUENCE ON THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?
The two major forces at work during the twelve months ended May 31, 2002, were the general slowdown in economic growth and the Federal Reserve's aggressive easing of short-term interest rates. In addition, the events of September 11, 2001, and the uncertain geopolitical climate that followed also impacted the economy and the markets.

In the municipal markets, the generally sluggish economic environment of the past twelve months helped many securities perform well. In addition, the trend toward increased issuance remained strong. Looking at the first five months of 2002, Maryland and Virginia saw significant increases in municipal issuance when compared with the same period in 2001. North Carolina's issuance this year was less than the unusually heavy calendar in the first five months of 2001, but still strong by historical standards. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as property/casualty insurance companies, also have been active buyers.

Maryland, North Carolina and Virginia all remain in a relatively strong economic condition. The business climate in all three states stayed positive over the course of the past year, with a diversified mix of private and public sector opportunities helping to create relatively low levels of unemployment.


HOW DID THESE NUVEEN FUNDS PERFORM OVER THE PAST TWELVE MONTHS?
For the fiscal year ended May 31, 2002, the Funds covered in this report produced total annual returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Municipal Bond Index1 and relevant Lipper Peer Group2 are also presented.

                                    TOTAL RETURN         LEHMAN        LIPPER
                      MARKET YIELD        ON NAV  TOTAL RETURN1      AVERAGE2
-----------------------------------------------------------------------------
                                          1 YEAR         1 YEAR        1 YEAR
                            TAXABLE-       ENDED          ENDED         ENDED
                5/31/02  EQUIVALENT3     5/31/02        5/31/02       5/31/02
-----------------------------------------------------------------------------
NMY               5.45%        8.20%       7.71%          6.15%         8.17%
-----------------------------------------------------------------------------
NFM               5.44%        8.18%       8.21%          6.15%         8.17%
-----------------------------------------------------------------------------
NZR               5.34%        8.03%           -              -             -
-----------------------------------------------------------------------------
NNC               5.14%        7.97%       7.62%          6.15%         8.17%
-----------------------------------------------------------------------------
NRB               5.36%        8.31%       9.58%          6.15%         8.17%
-----------------------------------------------------------------------------
NNO               5.52%        8.56%           -              -             -
-----------------------------------------------------------------------------
NPV               5.38%        8.15%       6.71%          6.15%         8.17%
-----------------------------------------------------------------------------
NGB               5.61%        8.50%       8.89%          6.15%         8.17%
-----------------------------------------------------------------------------
NNB               5.56%        8.42%          -              -              -
-----------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


Over the past twelve months, the Fed's policy to keep short-term interest rates relatively low, combined with generally favorable market conditions, created a positive total return environment for municipal bonds. The Funds' participation in the market's gains is reflected, in part, in the total returns on NAV listed in the above table. In a market characterized by rising bond values, funds with longer durations4 typically would be expected to outperform funds or indexes with shorter durations. As of May 31, 2002, the durations of the Nuveen Funds with at least one-year of history ranged from 9.36 to 16.92 compared with 7.82 for the unleveraged Lehman Brothers Municipal Bond Index.

Among the newer Funds, the durations of NZR, NNO and NNB, which were introduced within the past year, ranged from 14.91 to 16.74. Relatively high durations are typical of newer Nuveen funds, and over time, we expect these durations will tend to get shorter to come more closely into line with the older Nuveen Funds.


1 The Funds' performances are compared with that of the Lehman Brothers Municipal Bond Index, a national unleveraged index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Funds' total returns are compared with the average annualized return of the 26 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: Maryland 33.5%, North Carolina 35.5%, and Virginia 34%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the lever-aging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. Unless otherwise noted, references to duration in this commentary are intended to indicate Fund duration.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES? With the Fed keeping short-term interest rates relatively low, the dividend-payment capabilities of these Funds benefited from the use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates the leveraged Funds pay their MuniPreferred(R) shareholders. For example, low short-term rates can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the year ended May 31, 2002, relatively low short-term interest rates enabled us to implement dividend increases in NMY, NNC, NRB and NPV. The other Funds maintained steady dividends during this period, with NZR declaring its first dividend in November 2001 and NNO and NNB paying their first dividends in January 2002.

Over the past year, the share prices of these Nuveen Funds tended to remain relatively stable (see the charts on the individual Performance Overview pages). This steady performance helped keep all of the Funds' share prices at premiums to their net asset values.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE NUVEEN FUNDS DURING THE FISCAL YEAR ENDED MAY 31, 2002?
Two areas of emphasis during this reporting period were enhancing the dividend-paying capabilities of the Funds and improving their diversification and call protection. New issuance in these states tends to be irregular, with periods of relatively strong issuance followed by periods of relatively light new issue supply. As a result, our approach has been to look for opportunities as they occur and to respond quickly as favorable situations develop. Over the past year, we often focused on essential services (such as water and sewer systems), some selected airport and utility issues, and certain general obligation bonds. When we were able to obtain attractive prices, we selectively sold some healthcare and multifamily housing bonds from the portfolios.

We also were trying to modestly shorten each of the Funds' duration, which would help to better position them in the event that interest rates start to creep higher in the coming months. By shortening durations, we believe we can help make the portfolios less sensitive to possible interest rate changes while still providing yields and returns that are competitive with longer duration funds.

In the current geopolitical climate, we believe that maintaining strong credit quality is a key requirement for all the Funds. As of May 31, 2002, each of these Nuveen Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 71% to 92%. All of the Funds also had a portion of their assets invested in BBB bonds, which serve to enhance the Funds' income streams.

All of these Funds also offer good levels of call protection through 2002 and 2003, with no scheduled calls in NFM, NZR, NRB and NNB, and 3% and 9% in NGB and NNO, respectively, over this two-year period. The three older Funds, which mark the 10-year anniversary of their inceptions in 2003, may begin to see the increased call exposure normally associated with this part of a Fund's life cycle. Over the next two years, calls could affect up to 17% of both NMY's and NNC's portfolios and 19% of NPV's portfolio. The number of actual calls experienced by these Funds will depend largely on market interest rates over this time. In general, we believe this call exposure is very manageable. Given the current level of rates, our general approach has been to hold higher-yielding bonds as long as possible to help support the Funds' dividends, while we look for attractive replacement opportunities.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE NUVEEN FUNDS IN PARTICULAR?
In general, our outlook for the fixed-income markets over the next twelve months remains positive. We believe the U.S. economy is headed for recovery, but one that may take longer and see a slower pace of growth than some are now predicting. We believe inflation and interest rates should remain relatively low over the near term, and that new municipal issuance should continue to be strong. We anticipate the demand for tax-exempt municipal bonds will remain firm as investors look for ways to rebalance their portfolios and reduce risk.

We plan to remain focused on strategies that add value for our shareholders, provide support for the Funds' dividends, and fully utilize Nuveen's experience and research expertise. As noted, shareholders may see these Funds' durations shorten.

Overall, we believe these Funds can continue to play an important role in investors' long-range financial programs, providing balance and diversification, dependable tax-free income, and a measure of security in uncertain times. We believe the Funds currently are well positioned for the market environment ahead, and we will continue to closely monitor and respond to events as appropriate.

Nuveen Maryland Premium Income Municipal Fund

Performance
   OVERVIEW As of May 31, 2002

NMY

pie chart:

CREDIT QUALITY

AAA/U.S. Guaranteed              58%
AA                               17%
A                                13%
BBB                               7%
NR                                2%
Other                             3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.73
--------------------------------------------------
Common Share Net Asset Value                $14.04
--------------------------------------------------
Market Yield                                 5.45%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.79%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.20%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $147,795
--------------------------------------------------
Average Effective Maturity (Years)           17.88
--------------------------------------------------
Leverage-Adjusted Duration                    9.36
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.77%         7.71%
--------------------------------------------------
5-Year                         8.57%         6.22%
--------------------------------------------------
Since Inception                6.08%         5.64%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      18%
--------------------------------------------------
Housing/Multifamily                            18%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------

Bar chart:

2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun      0.0675
Jul      0.0675
Aug      0.0675
Sep      0.0685
Oct      0.0685
Nov      0.0685
Dec      0.0695
Jan      0.0695
Feb      0.0695
Mar      0.0715
Apr      0.0715
May      0.0715



Line chart:

SHARE PRICE PERFORMANCE
6/1/01   15.8
         15.65
         15.45
         15.3
         15.42
         15.4
         15.12
         15.32
         15.49
         15.65
         15.81
         16.02
         15.81
         15.86
         15.87
         16
         15
         15.2
         15.5
         15.2
         15.32
         15.66
         15.85
         15.89
         15.51
         15.4
         15.55
         15.38
         15.66
         15.77
         15.6
         15.7
         15.78
         15.9
         15.67
         15.71
         15.89
         15.77
         15.7
         15.92
         15.4
         15.69
         14.63
         14.6
         15.01
         14.73
         14.8
         14.88
         15.59
         15.57
         15.34
         15.47
5/31/02  15.73

Weekly Closing Price

Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0024 per share.

Nuveen Maryland Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of May 31, 2002

NFM

Pie chart:
CREDIT QUALITY
AAA/U.S. Guaranteed              43%
AA                               28%
A                                14%
BBB                               9%
NR                                6%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.44
--------------------------------------------------
Common Share Net Asset Value                $14.18
--------------------------------------------------
Market Yield                                 5.44%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.77%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.18%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $58,925
--------------------------------------------------
Average Effective Maturity (Years)           23.41
--------------------------------------------------
Leverage-Adjusted Duration                   14.30
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 1/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         1.98%         8.21%
--------------------------------------------------
Since Inception                7.46%         4.84%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Housing/Single Family                          18%
--------------------------------------------------
Tax Obligation/General                         15%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------

Bar chart:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Jun            0.0700
Jul            0.0700
Aug            0.0700
Sep            0.0700
Oct            0.0700
Nov            0.0700
Dec            0.0700
Jan            0.0700
Feb            0.0700
Mar            0.0700
Apr            0.0700
May            0.0700



Line chart:
SHARE PRICE PERFORMANCE

6/1/01   16.25
         15.86
         15.7
         15.26
         15.3
         15.85
         15.7
         15.75
         15.9
         15.92
         16.18
         16.14
         16.1
         16
         15.77
         15.89
         15.1
         15.18
         15.79
         15.44
         15.4
         15.35
         16.15
         15.36
         15.2
         15.2
         15.24
         14.95
         15.16
         15.25
         15.2
         15.4
         15.52
         15.55
         16.05
         16.1
         16
         15.57
         15.57
         15.7
         15.85
         15.71
         15.3
         15.4
         15.2
         14.79
         15.01
         15
         15.4
         15.43
         15.15
         15.4
5/31/02  15.44

Weekly Closing Price

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

Nuveen Maryland Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of May 31, 2002

NZR

Pie chart:

CREDIT QUALITY

AAA/U.S. Guaranteed              48%
AA                               33%
A                                12%
BBB                               6%
NR                                1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.61
--------------------------------------------------
Common Share Net Asset Value                $14.01
--------------------------------------------------
Market Yield                                 5.34%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.63%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.03%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $58,370
--------------------------------------------------
Average Effective Maturity (Years)           23.74
--------------------------------------------------
Leverage-Adjusted Duration                   16.74
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 9/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                0.52%         1.01%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         27%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Education and Civic Organizations              12%
--------------------------------------------------
Housing/Multifamily                            12%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------

bar chart:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Nov            0.065
Dec            0.065
Jan            0.065
Feb            0.065
Mar            0.065
Apr            0.065
May            0.065

line chart:
SHARE PRICE PERFORMANCE

9/28/01  15
         15.05
         15.01
         15.18
         15.11
         15.7
         15.4
         15.5
         15.08
         15.06
         15
         14.29
         13.77
         13.8
         13.48
         13.95
         14.08
         14.42
         14.61
         14.74
         14.59
         14.68
         14.76
         15
         14.79
         14.37
         14.15
         14.13
         13.99
         14.16
         14.46
         14.25
         14.56
         14.35
         14.44
5/31/02  14.61

Weekly Closing Price

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

Nuveen North Carolina Premium Income Municipal Fund

Performance
   OVERVIEW As of May 31, 2002

NNC

Pie chart:

CREDIT QUALITY
AAA/U.S. Guaranteed              48%
AA                               32%
A                                10%
BBB                              10%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.21
--------------------------------------------------
Common Share Net Asset Value                $14.18
--------------------------------------------------
Market Yield                                 5.14%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.34%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.97%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $89,286
--------------------------------------------------
Average Effective Maturity (Years)           20.09
--------------------------------------------------
Leverage-Adjusted Duration                   11.46
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 5/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.44%         7.62%
--------------------------------------------------
5-Year                         7.61%         6.86%
--------------------------------------------------
Since Inception                6.38%         5.81%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     21%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Housing/Single Family                          12%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
U.S. Guaranteed                                 9%
--------------------------------------------------

Bar chart:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                0.0645
Jul                0.0645
Aug                0.0645
Sep                0.066
Oct                0.066
Nov                0.066
Dec                0.0675
Jan                0.0675
Feb                0.0675
Mar                0.0695
Apr                0.0695
May                0.0695

Line chart:
SHARE PRICE PERFORMANCE

6/1/01   14.85
         14.95
         14.95
         15.08
         15.21
         15.44
         15.45
         15.51
         15.52
         15.44
         15.46
         15.5
         15.52
         15.76
         15.65
         15.7
         14.85
         14.73
         15.35
         15.36
         15.36
         15.42
         15.67
         15.53
         14.95
         14.88
         15.09
         15.13
         15.03
         14.76
         14.27
         14.69
         14.76
         15.04
         14.99
         15.22
         15.49
         15.45
         15.55
         15.7
         15.76
         15.8
         15.72
         15.62
         15.6
         15.54
         15.6
         15.56
         15.45
         15.75
         16
         16.07
5/31/02  16.21

Weekly Closing Price

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35.5%.

Nuveen North Carolina Dividend Advantage Municipal Fund

PERFORMANCE
   OVERVIEW As of May 31, 2002

NRB

Pie chart:

CREDIT QUALITY

AAA/U.S. Guaranteed              48%
AA                               38%
A                                 4%
BBB                               8%
NR                                4%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.44
--------------------------------------------------
Common Share Net Asset Value                $14.39
--------------------------------------------------
Market Yield                                 5.36%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.66%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.31%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $32,148
--------------------------------------------------
Average Effective Maturity (Years)           23.88
--------------------------------------------------
Leverage-Adjusted Duration                   16.92
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 1/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         7.54%         9.58%
--------------------------------------------------
Since Inception                7.55%         5.85%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Water and Sewer                                19%
--------------------------------------------------
Healthcare                                     18%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Housing/Multifamily                            10%
--------------------------------------------------

Bar chart:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Jun             0.068
Jul             0.068
Aug             0.068
Sep             0.068
Oct             0.068
Nov             0.068
Dec             0.068
Jan             0.068
Feb             0.068
Mar             0.069
Apr             0.069
May             0.069

Line chart:
SHARE PRICE PERFORMANCE

6/1/01   15.15
         15.5
         15.4
         15.3
         15.46
         15.7
         15.8
         15.54
         15.55
         15.48
         15.65
         15.74
         15.75
         16.16
         15.6
         15.59
         15.1
         15.01
         15.5
         15.35
         15.68
         15.24
         15.3
         15.27
         15.12
         15.13
         15.04
         15.21
         15.03
         15.09
         15.14
         14.99
         15.12
         15.23
         15.2
         15.25
         15.25
         15.19
         15.3
         15.2
         15.38
         15.19
         14.1
         14.5
         15.03
         15.04
         15.17
         15
         15
         15
         14.95
         15.14
5/31/02  15.44

Weekly Closing Price

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35.5%.

Nuveen North Carolina Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of May 31, 2002

NNO

Pie chart:

CREDIT QUALITY

AAA/U.S. Guaranteed              57%
AA                               29%
A                                 5%
BBB                               9%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.90
--------------------------------------------------
Common Share Net Asset Value                $14.30
--------------------------------------------------
Market Yield                                 5.52%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.89%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.56%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $53,383
--------------------------------------------------
Average Effective Maturity (Years)           18.99
--------------------------------------------------
Leverage-Adjusted Duration                   14.91
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 11/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                1.64%         2.22%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Water and Sewer                                19%
--------------------------------------------------
Utilities                                      16%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------

Bar chart:
2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Jan      0.0685
Feb      0.0685
Mar      0.0685
Apr      0.0685
May      0.0685

line chart:
SHARE PRICE PERFORMANCE

11/16/01 15
         15
         15.05
         15.02
         15
         14.8
         14.51
         14.5
         14.73
         14.61
         14.84
         14.88
         14.99
         14.99
         14.75
         15
         15.13
         14.99
         14.85
         14.75
         14.36
         14.5
         14.4
         14.9
         15
         14.75
         14.84
         14.88
5/31/02  14.9

Weekly Closing Price

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35.5%.

Nuveen Virginia Premium Income Municipal Fund

Performance
   OVERVIEW As of May 31, 2002

NPV

Pie chart:

CREDIT QUALITY
AAA/U.S. Guaranteed              52%
AA                               22%
A                                17%
BBB                               2%
NR                                5%
Other                             2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.17
--------------------------------------------------
Common Share Net Asset Value                $14.69
--------------------------------------------------
Market Yield                                 5.38%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.69%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.15%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $128,655
--------------------------------------------------
Average Effective Maturity (Years)           17.99
--------------------------------------------------
Leverage-Adjusted Duration                    9.45
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 3/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.64%         6.71%
--------------------------------------------------
5-Year                         7.85%         6.84%
--------------------------------------------------
Since Inception                6.47%         6.35%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Water and Sewer                                13%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------

Bar chart:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun            0.0695
Jul            0.0695
Aug            0.0695
Sep            0.0715
Oct            0.0715
Nov            0.0715
Dec            0.0725
Jan            0.0725
Feb            0.0725
Mar            0.0725
Apr            0.0725
May            0.0725


Line chart:
SHARE PRICE PERFORMANCE
6/1/01   16.04
         16.15
         16.07
         16.16
         16.11
         16.16
         16.41
         16.46
         16.79
         17.1
         17.1
         16.89
         16.96
         16.95
         16.82
         16.85
         16.18
         15.84
         16.15
         16.2
         16.36
         16.17
         16.19
         16.3
         15.65
         15.78
         15.89
         16.05
         15.75
         15.65
         15.7
         15.83
         16.07
         16.19
         16.31
         16.06
         16.56
         16.65
         16.57
         16.74
         16.58
         16.31
         15.92
         15.69
         15.4
         15.68
         15.19
         15.33
         15.89
         15.85
         15.97
         16.14
5/31/02  16.17

Weekly Closing Price

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2001 of $0.0028 per share.

Nuveen Virginia Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of May 31, 2002

NGB

Pie chart:

CREDIT QUALITY

AAA/U.S. Guaranteed              47%
AA                               30%
A                                14%
BBB                               4%
NR                                5%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.09
--------------------------------------------------
Common Share Net Asset Value                $14.23
--------------------------------------------------
Market Yield                                 5.61%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.01%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.50%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $44,308
--------------------------------------------------
Average Effective Maturity (Years)           20.92
--------------------------------------------------
Leverage-Adjusted Duration                   12.84
--------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 1/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         5.10%         8.89%
--------------------------------------------------
Since Inception                5.78%         5.17%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 19%
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Water and Sewer                                 9%
--------------------------------------------------
Education and Civic Organizations               8%
--------------------------------------------------

Bar chart:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun              0.0705
Jul              0.0705
Aug              0.0705
Sep              0.0705
Oct              0.0705
Nov              0.0705
Dec              0.0705
Jan              0.0705
Feb              0.0705
Mar              0.0705
Apr              0.0705
May              0.0705

line chart:
SHARE PRICE PERFORMANCE

6/1/01   15.25
         15
         14.98
         15.05
         15.05
         15.21
         15.28
         15.14
         15.45
         15.55
         16
         15.94
         16.16
         16
         15.97
         15.8
         15.28
         15.3
         15.74
         15.8
         15.78
         15.7
         15.41
         15.4
         15.35
         15.5
         15.41
         15.5
         15.33
         15
         14.65
         15.11
         15.31
         15.35
         15.5
         15.9
         15.85
         15.57
         15.6
         15.7
         15.47
         15.3
         14.9
         14.8
         14.25
         14.36
         14.05
         14.18
         14.6
         14.75
         14.69
         14.86
5/31/02  15.09

Weekly Closing Price

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

Nuveen Virginia Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of May 31, 2002

NNB

Pie chart:

CREDIT QUALITY

AAA/U.S. Guaranteed              59%
AA                               33%
A                                 3%
BBB                               5%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.90
--------------------------------------------------
Common Share Net Asset Value                $14.31
--------------------------------------------------
Market Yield                                 5.56%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.94%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.42%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $81,325
--------------------------------------------------
Average Effective Maturity (Years)           23.01
--------------------------------------------------
Leverage-Adjusted Duration                   15.63
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 11/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                1.71%         2.30%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         27%
--------------------------------------------------
Tax Obligation/General                         20%
--------------------------------------------------
Water and Sewer                                19%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------
Housing/Single Family                           7%
--------------------------------------------------

Bar chart:
2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                 0.069
Feb                 0.069
Mar                 0.069
Apr                 0.069
May                 0.069

Line chart:
SHARE PRICE PERFORMANCE

11/16/01 15
         15
         15.02
         15.07
         15.05
         14.6
         15
         14.8
         14.85
         14.85
         14.85
         14.9
         14.95
         14.88
         14.9
         14.99
         14.9
         14.75
         14.6
         14
         14.5
         13.7
         14.3
         14.25
         14.55
         14.6
         14.4
         14.72
5/31/02  14.9

Weekly Closing Price

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

V1

THE NUVEEN
INVESTOR


PHOTO OF: 2 boys


BOND SURVEILLANCE -
A HIGH PRIORITY AT NUVEEN

The Enron scandal has raised numerous questions about the real value of American securities. Investors want to know what safeguards are in place to inspire their trust and ensure their holdings are dependable. The Nuveen Investor recently spoke with David Blair, Assistant Vice President and Senior Analyst at Nuveen, about the research and surveillance processes used for Nuveen funds.


HOW DO NUVEEN'S RESEARCH ANALYSTS EVALUATE BONDS PRIOR TO PURCHASE?
We evaluate factors impacting market sectors, issuers and specific bonds and assign credit ratings to bonds we consider for purchase. We seek to purchase bonds with stable and improving credit characteristics, which have attractive prices and yields relative to other bonds in their sectors.

HOW DO YOU CONDUCT YOUR RESEARCH?
We conduct detailed analyses that often involve site visits and discussions with managers of the projects being financed. Since Nuveen is a major investor with large buying power, issuers and project managers are willing to listen to us and respond to our concerns.

IS THE RESEARCH AND ANALYSIS PROCESS ANY DIFFERENT WHEN CONSIDERING HIGH-YIELD BONDS?
Up to 20 percent of some funds can be invested in below investment grade bonds to help the fund attain a higher yield. This underscores the need for research. If one of our 16 analysts believes a high-yield bond should be purchased, a second analyst reviews the issue as well.

HOW DO YOU MONITOR THE VARIOUS BONDS ONCE THEY'VE BEEN PURCHASED?
We have a proprietary database with information and analysis on the bonds Nuveen holds in its funds. Among other things, we are able to evaluate risk exposure to sectors, issuers and specific bonds on an on-going basis.

HOW DOES THE RESEARCH DEPARTMENT COMMUNICATE THE INFORMATION GATHERED?
We conduct biweekly meetings within the research department and weekly meetings with portfolio managers. We also write-up our findings and distribute them with "buy," "hold" or "sell" recommendations to portfolio managers.

                                                          (continued on page 15)



     Volume one 2002
     INSIDE
13   Bond Surveillance -
     A High Priority at Nuveen
14   Is it Time to Rethink
     Your Bond Strategy?
15   Many Investors Continue
     to Find Solutions with
     Professional Advice
16   Fund Reports
     Available Online
16   ETFConnect:
     The Source for All
     Exchange-Traded Funds

     (C)2002 Nuveen Investments.
     All rights reserved.



LOGO: NUVEEN Investments

V1

IS IT TIME TO RETHINK YOUR BOND STRATEGY?

Significant stock market losses in recent history have sent many investors toward bonds as a way to potentially cut their losses and balance equity-dominated portfolios. While many consider bonds a set-and-forget investment, there are several circumstances that might prompt you to reassess -- and perhaps revamp -- your bond holdings.

Tax bracket changes
The Economic Growth and Tax Relief Reconciliation Act of 2001 has dropped tax brackets a percentage point this year, but a higher salary, large bonus, sale of assets or retirement may push you into a higher tax bracket for 2002.

If you are in a higher tax bracket and want to generate an income stream without raising your tax burden, tax-free municipal bonds may be a prudent option. Even if you are in a lower tax bracket, municipal bonds could make sense. The question is whether municipal or taxable bonds will deliver a better taxable yield.

Retirement plans change
Whether you are near retirement or are currently enjoying it, you may want to consider rebalancing your retirement accounts with less stock and more bonds, to potentially reduce risk and try to preserve the assets that you have accumulated. If you are just entering retirement you may want to make tax-free municipal bonds a part of your portfolio to emphasize income generation and protection from taxation.

Risk tolerance changes
The recent market volatility and market downturn may have caused many investors to reevaluate their tolerance for risk. On the other hand, your portfolio might have performed well over the last few years and you may not need to take on extra risk to meet your long-term goals. In either situation you could take a look at your bond portfolio and determine whether you need to make changes to correspond with your tolerance for risk.

Portfolio changes
If you make significant changes to one or more of your investments, you'll want to look at your portfolio as a whole, particularly with regard to overall asset allocation. You may need to do some rebalancing to stay on track with your investment strategy.

Your financial advisor can help. Regardless of how your circumstances change, he or she can provide up-to-date information on the bond market and various funds to help you decide how to maximize your returns consistent with your short- and long-term financial goals.


No investment is risk free and some investments carry more risk than others. It is important to know what the risks are, to evaluate them against any potential rewards, and to determine your tolerance for risk when selecting an investment.


Photo of: lighthouse
Photo of: 2 children


THE NUVEEN INVESTOR VOL 02.1

LOGO: NUVEEN Investments

MANY INVESTORS CONTINUE TO FIND SOLUTIONS WITH PROFESSIONAL ADVICE

Photo of: clouds

Photo of: woman and girl



For many investors, current financial markets are confusing and frustrating. According to research conducted for the Forum for Investor Advice*, that's the number one reason many turn to a financial advisor. They want someone to suggest ideas and provide consultation, dialogue and professional advice.

Investors say their advisors are helpful in other key ways, including...

o Saving time. After consultation, investors note that the second most important reason for using an advisor is to have someone else monitor their portfolio, reducing the amount of time they spend on investing.

o Help in sorting through information. Investors in the 21st century have more products from which to choose than in the past. For example, there are approximately 8,000 mutual funds today, up from 3,000 in 1990.

o Assistance in setting financial goals. According to investors who use a financial advisor, they are more likely to have a plan for a specific financial goal than do-it-yourself investors.

o Staying focused. Advisor-assisted investors are more likely than do-it-yourself investors to have developed a comprehensive investment program.

o Peace of mind. Investors say their comfort level in all types of markets is higher when using an advisor for a "second opinion" on an investment decision.

*The survey of 324 investors was conducted in December of 2000 by Market Facts and analyzed by New York based Neuwirth Research. Of the 324, 166 said they had an ongoing relationship with a financial advisor, while 157 described themselves as do-it-yourselfers.


--------------------------------------------------------------------------------
(continued from page 13)



HOW ARE PROBLEM BONDS IDENTIFIED AND HANDLED?
We conduct surveillance on our bonds on a regular basis to ensure, among other things, that deteriorating bonds are identified early. We then discuss any emerging problems and potential courses of action with the portfolio manager.


HOW MANY ISSUES DOES THE RESEARCH DEPARTMENT FOLLOW?
We follow 12 sectors and 1,500 uninsured bonds, worth about $18 billion of Nuveen's $45 billion in total municipal assets. The remaining $27 billion in municipal assets are insured or escrowed (backed by Treasury bonds). For the insured bonds, we monitor closely on a regular basis the insurers guaranteeing the bonds.

WILL RESEARCH AND SURVEILLANCE CHANGE IN LIGHT OF PROBLEMS WITH ENRON
SECURITIES?
Overall, our investment process and surveillance have worked well and been effective. However, we meet as a group on a regular basis and are constantly evaluating ways to improve the process to respond to issues and the market environment.


The Nuveen Investor VOL 02.1

LOGO: NUVEEN Investments

LOOK AHEAD...

FUND REPORTS AVAILABLE ONLINE


photo of 2 web pages

Nuveen Fund information is now available online. Once you register, you'll receive an e-mail notice with a link to your Fund's reports and other information just as soon as it is ready. Registering takes only a few minutes.

If you receive statements from a brokerage firm or financial advisor, go to WWW.INVESTORDELIVERY.COM. Enter your personal 13-character enrollment number imprinted on the address sheet of this report near your name. From the options on the follow-up page, select the New Enrollment-Create screen. Once there, enter your e-mail address and a personal, four-digit PIN. Hit the Submit button. Confirm the information you entered is correct, then hit Submit again.

If you receive statements directly from Nuveen, go to WWW.NUVEEN.COM. Select the Access Your Account tab, then select E-Report Enrollment. Finally, click on the Enrollment Page. Once there, you'll need to provide your social security number and e-mail address. Click on Enroll.

After registering, you should receive a confirming e-mail within 24 hours. If not, repeat these steps to ensure all information is accurate. You can use this same process if you need to change your registration information or want to cancel Internet viewing. The e-mail address you provide is strictly confidential and will only be used to notify you of shareholder information.



The information in this newsletter should not be construed as specific tax or investment advice. Contact your advisor for information about your particular situation.

ETFCONNECT: THE SOURCE FOR ALL EXCHANGE-TRADED FUNDS
Last fall, Nuveen launched ETFConnect, the industry's first website featuring all-encompassing information on exchanged-traded funds. Whatever you're looking for in the world of Index ETFs or Closed-End Exchange-Traded Funds - prices, NAVs, dividend information, performance histories, new developments - this is the place. Highlights include Quick Facts sheets for more than 500 funds, a multi-fund search capability, website links, a list of fund sponsors, tools for portfolio tracking, and a continually updated education center. Check out WWW.ETFCONNECT.COM.

Photo of: ETF Connect web page.

The Nuveen Investor Vol 02.1


Logo: NUVEEN Investments

Report of
      INDEPENDENT AUDITORS



THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND
NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Maryland Premium Income Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen North Carolina Premium Income Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Premium Income Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund and Nuveen Virginia Dividend Advantage Municipal Fund 2 as of May 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers or by other appropriate alternative auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Maryland Premium Income Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen North Carolina Premium Income Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Premium Income Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund and Nuveen Virginia Dividend Advantage Municipal Fund 2 at May 31, 2002, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


CHICAGO, ILLINOIS
JULY 12, 2002

                            Nuveen Maryland Premium Income Municipal Fund (NMY)

                            Portfolio of
                                       INVESTMENTS May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 0.8%

$       1,130   The Children's Trust Fund, Puerto Rico, Tobacco Settlement              7/10 at 100.00         Aa3       $ 1,154,453
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.6%

        1,000   Maryland Economic Development Corporation, Student Housing Revenue      6/09 at 102.00        Baa3         1,014,400
                 Bonds (Collegiate Housing Foundation, Salisbury Project),
                 Series 1999A, 6.000%, 6/01/19

        2,250   Maryland Economic Development Corporation, Student Housing Revenue      6/09 at 102.00        Baa3         2,252,340
                 Bonds (Collegiate Housing Foundation, University Courtyard Project),
                 Series 1999A, 5.750%, 6/01/24

          910   Maryland Economic Development Corporation, Utility Infrastructure       7/11 at 100.00         AAA           964,964
                 Revenue Bonds (University of Maryland, College Park Project),
                 Series 2001, 5.375%, 7/01/16

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Bullis School Issue, Series 2000:
          750    5.250%, 7/01/25                                                        1/11 at 101.00         AAA           757,553
          500    5.250%, 7/01/30                                                        1/11 at 101.00         AAA           503,005

                Maryland Health and Higher Educational Facilities Authority,
                Refunding Revenue Bonds, Johns Hopkins University Issue, Series
                1997:
        1,000    5.625%, 7/01/17                                                        7/07 at 102.00          AA         1,062,880
        1,500    5.625%, 7/01/27                                                        7/07 at 102.00          AA         1,554,195

        1,400   Maryland Health and Higher Educational Facilities Authority, Revenue    6/11 at 100.00        Baa1         1,398,740
                 Bonds, Maryland Institute College of Art, Series 2001, 5.625%, 6/01/36

        9,445   Morgan State University, Maryland, Academic Fees and Auxiliary            No Opt. Call         AAA        10,923,898
                 Facilities Fees, Revenue Refunding Bonds, Series 1993, 6.100%, 7/01/20

        4,000   University of Puerto Rico, University System Revenue Bonds, Series O,   6/05 at 101.00         AAA         4,041,520
                  5.375%, 6/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.1%

                City of Gaithersburg, Maryland, Hospital Facilities Refunding
                and Improvement Revenue Bonds (Shady Grove Adventist Hospital),
                Series 1995:
        2,550    6.500%, 9/01/12                                                          No Opt. Call         AAA         3,007,394
        3,015    5.500%, 9/01/15                                                        9/05 at 102.00         AAA         3,123,691

        2,000   Maryland Health and Higher Educational Facilities Authority, Revenue    6/09 at 101.00           A         2,042,920
                 Bonds, Kaiser Permanente, Series 1998A, 5.375%, 7/01/15

          750   Maryland Health and Higher Educational Facilities Authority, Revenue    7/10 at 101.00        Baa1           810,465
                 Bonds, University of Maryland Medical System Issue, Series 2000,
                 6.750%, 7/01/30

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Johns Hopkins Medicine, Howard County General
                Hospital Acquisition Issue, Series 1998:
        1,000    5.000%, 7/01/19                                                        7/08 at 101.00         AAA         1,009,160
        1,250    5.000%, 7/01/29                                                        7/08 at 101.00         AAA         1,220,050

        1,500   Maryland Health and Higher Educational Facilities Authority, Revenue    1/08 at 101.00         Aaa         1,463,970
                 Bonds, Upper Chesapeake Hospitals Issue, Series 1998A, 5.125%, 1/01/38

        1,500   Maryland Health and Higher Educational Facilities Authority, Revenue    7/11 at 100.00          A+         1,423,140
                 Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34

        1,500   Maryland Health and Higher Educational Facilities Authority, Revenue    7/12 at 100.00           A         1,549,755
                 Bonds, University of Maryland Medical System, Series 2002,
                 6.000%, 7/01/22


                                       18

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------


                HEALTHCARE (continued)

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Carroll County General Hospital, Series 2002:
$       1,500    5.800%, 7/01/32 (WI, settling 6/13/02)                                 7/12 at 100.00        Baa1       $ 1,481,610
        3,000    6.000%, 7/01/37 (WI, settling 6/13/02)                                 7/12 at 100.00        Baa1         3,007,680

                Prince George's County, Maryland, Project and Refunding Revenue
                Bonds (Dimensions Health Corporation Issue), Series 1994:
          825    5.000%, 7/01/05                                                        7/04 at 102.00          B3           554,507
        3,080    5.375%, 7/01/14                                                        7/04 at 102.00          B3         1,588,387
        6,000    5.300%, 7/01/24                                                        7/04 at 102.00          B3         3,015,840


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 26.8%

        4,000   Anne Arundel County, Maryland, Multifamily Housing Revenue Bonds          No Opt. Call        BBB-         4,123,040
                 (Woodside Apartments Project), Series 1994, 7.450%, 12/01/24
                 (Alternative Minimum Tax) (Mandatory put 12/01/03)

        1,795   County Commissioners of Charles County, Maryland, Mortgage Revenue      5/05 at 102.00         AAA         1,879,186
                 Refunding Bonds (Holly Station IV Townhouses Project - FHA-Insured
                 Mortgage Loan), Series 1995A, 6.450%, 5/01/26

                Howard County, Maryland, Mortgage Revenue Refunding Bonds
                (Normandy Woods III Apartments Project - FHA-Insured Mortgage
                Loan), Series 1996A:
          700    6.000%, 7/01/17                                                        7/06 at 102.00         AAA           718,942
        2,000    6.100%, 7/01/25                                                        7/06 at 102.00         AAA         2,040,520

        1,130   Community Development Administration, Department of Housing and         5/03 at 102.00         Aa2         1,165,019
                 Community Development, Maryland, Multifamily Housing Revenue Bonds
                 (Insured Mortgage Loans), 1993 Series B, 6.625%, 5/15/23

        2,500   Community Development Administration, Department of Housing and         1/09 at 101.00         Aa2         2,455,650
                 Community Development, Maryland, Housing Revenue Bonds,
                 1999 Series A, 5.350%, 7/01/41 (Alternative Minimum Tax)

          880   Community Development Administration, Department of Housing and         1/10 at 100.00         Aa2           912,701
                 Community Development, Maryland, Housing Revenue Bonds,
                 1999 Series B, 6.250%, 7/01/32 (Alternative Minimum Tax)

        1,450   Community Development Administration, Department of Housing and         2/11 at 101.00         Aaa         1,506,217
                 Community Development, Maryland, Multifamily Development Revenue
                 Bonds, Edgewater Village Apartments Project, 2000
                 Series B, 5.800%, 8/01/20 (Alternative Minimum Tax)

        3,075   Community Development Administration, Department of Housing and         5/03 at 102.00         Aa3         3,108,794
                 Community Development, Maryland, Multifamily Housing Revenue
                 Bonds (Insured Mortgage Loans), 1993 Series D, 6.050%, 5/15/24

        2,000   Housing Opportunities Commission of Montgomery County, Maryland,        7/05 at 102.00         Aa2         2,095,240
                 Multifamily Housing Revenue Bonds, 1995 Series A, 5.900%, 7/01/15

        1,500   Housing Opportunities Commission of Montgomery County, Maryland,        7/06 at 102.00         Aaa         1,550,535
                 Multifamily Housing Revenue Bonds, 1996 Series B, 5.900%, 7/01/26

        3,830   Housing Opportunities Commission of Montgomery County, Maryland,        7/08 at 101.00         Aaa         3,765,924
                 Multifamily Housing Development Bonds, 1998 Series A, 5.200%, 7/01/30

        2,000   Housing Opportunities Commission of Montgomery County, Maryland,        7/10 at 100.00         Aaa         2,106,000
                 Multifamily Housing Development Bonds, 2000 Series A, 6.100%, 7/01/30

        1,000   Housing Authority of Prince George's County, Maryland, Mortgage         1/03 at 102.00         AAA         1,026,960
                 Revenue Refunding Bonds (Stevenson Apartments Project -
                 GNMA Collateralized), Series 1993A, 6.350%, 7/20/20

                Housing Authority of Prince George's County, Maryland, Mortgage
                Revenue Refunding Bonds (Cherry Hill Apartments Project),
                Series 1993A:
        1,090    5.900%, 9/20/10                                                        9/03 at 102.00         AAA         1,129,011
        1,930    6.000%, 9/20/15                                                        9/03 at 102.00         AAA         1,993,922

        1,500   Housing Authority of Prince George's County, Maryland, Mortgage        12/04 at 102.00         AAA         1,577,745
                 Revenue Refunding Bonds (Riverview Terrace Apartments Project -
                 GNMA Collateralized), Series 1995A, 6.700%, 6/20/20

                Housing Authority of Prince George's County, Maryland, Mortgage
                Revenue Refunding Bonds (Overlook Apartments Project at Langley
                Apartments Project - GNMA Collateralized), Series 1995A:
        2,000    5.700%, 12/20/15                                                      12/05 at 102.00         AAA         2,086,660
        1,670    5.750%, 12/20/19                                                      12/05 at 102.00         AAA         1,722,271

        1,000   Housing Authority of Prince George's County, Maryland, Mortgage        11/02 at 100.00         AAA         1,000,340
                 Revenue Refunding Bonds (Foxglenn Apartments Project -
                 GNMA Collateralized), Series 1998A, 5.450%, 11/20/14
                 (Alternative Minimum Tax)


                                       19

                            Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)

                                    Portfolio of Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY (continued)

$         540   Housing Authority of Prince George's County, Maryland, Mortgage         9/09 at 102.00         AAA       $   558,133
                 Revenue Bonds (University Landing at Langley Apartments Project -
                 GNMA Collateralized), Series 1999, 6.100%, 3/20/41 (Alternative
                 Minimum Tax)

        1,000   City of Salisbury, Maryland, Mortgage Revenue Refunding Bonds          12/04 at 102.00         AAA         1,036,890
                 (College Lane Apartments Project - FHA-Insured Mortgage Loan),
                 Series 1995A, 6.600%, 12/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.9%

          370   Community Development Administration, Department of Housing and         4/04 at 102.00         Aa2           372,216
                 Community Development, Maryland, Single Family Program Bonds,
                 1994 First Series, 5.900%, 4/01/11

        1,000   Community Development Administration, Department of Housing and         4/04 at 102.00         Aa2         1,025,750
                 Community Development,  Maryland, Single Family Program Bonds,
                 1994 Fourth Series, 6.450%, 4/01/14

        2,230   Community Development Administration, Department of Housing and         4/04 at 102.00         Aa2         2,283,988
                 Community Development, Maryland, Single Family Program Bonds,
                 1994 Fifth Series, 6.750%, 4/01/26 (Alternative Minimum Tax)

        1,190   Community Development Administration, Department of Housing and         9/09 at 100.00         Aa2         1,246,263
                 Community Development, Maryland, Residential Revenue Bonds,
                 1999 Series H, 6.250%, 3/01/31 (Alternative Minimum Tax)

        1,925   Community Development Administration, Department of Housing and         9/09 at 100.00         Aa2         1,994,127
                 Community Development, Maryland, Residential Revenue Bonds,
                 2000 Series B, 6.150%, 9/01/32 (Alternative Minimum Tax)

        1,865   Community Development Administration, Department of Housing and         3/10 at 100.00         Aa2         1,956,907
                 Community Development, Maryland, Residential Revenue Bonds,
                 2000 Series D, 6.250%, 9/01/32 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department of Housing and         4/06 at 102.00         Aa2         1,043,550
                 Community Development, Maryland, Single Family Program Bonds,
                 1996 Sixth Series, 6.200%, 4/01/22 (Alternative  Minimum Tax)

        1,675   Housing Opportunities Commission of Montgomery County, Maryland,        7/04 at 102.00         Aa2         1,763,574
                 Single Family Mortgage Revenue Bonds, 1994 Series A, 6.600%, 7/01/14

          700   Housing Authority of Prince George's County, Maryland, GNMA/FNMA        6/04 at 102.00         AAA           715,568
                 Collateralized Single Family Mortgage Revenue Bonds, Series 1994A,
                 6.350%, 6/01/11 (Alternative Minimum Tax)

        1,665   Housing Authority of Prince George's County, Maryland,                  8/07 at 102.00         AAA         1,716,798
                 FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 1997, 5.625%, 8/01/17 (Alternative Minimum Tax)

          515   Housing Authority of Prince George's County, Maryland,                  8/10 at 100.00         AAA           540,467
                 FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 2000A, 6.150%, 8/01/19


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.9%

        1,000   Carroll County, Maryland, Refunding Revenue Bonds, EMA Obligated        1/09 at 101.00          AA         1,025,250
                 Group Issue (Fairhaven and Copper Ridge), Series 1999A, 5.625%, 1/01/25

        1,830   Maryland Economic Development Corporation Revenue Bonds (Health and     4/11 at 102.00         N/R         1,854,595
                 Mental Hygiene Providers Facilities Acquisition Program),
                 Series 1996A, 7.625%, 4/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.7%

                Baltimore County Metropolitan District, Maryland, General Obligation
                Bonds, 67th Issue:
        2,500    5.000%, 6/01/25                                                        6/11 at 101.00         AAA         2,474,725
        2,000    5.000%, 6/01/26                                                        6/11 at 101.00         AAA         1,976,580

        1,000   Mayor and City Council of Baltimore, Maryland, General Obligation Serial  No Opt. Call          A+         1,186,400
                 Consolidated Public Improvement Bonds, 1989 Series B, 7.150%, 10/15/08

                Mayor and City Council of Baltimore, Maryland, General
                Obligation Consolidated Public Improvement Refunding Bonds, 1995
                Series A:
        1,200    7.375%, 10/15/03                                                         No Opt. Call         AAA         1,289,544
        3,000    7.250%, 10/15/04                                                         No Opt. Call         AAA         3,345,030

        1,000   Mayor and City Council of Baltimore, Maryland, General Obligation Serial  No Opt. Call         AAA         1,150,150
                 Consolidated Public Improvement Bonds, 1991 Series C, 6.375%, 10/15/07

        3,000   Frederick County, Maryland, General Obligation Public Facilities Bonds, 7/09 at 101.00          AA         3,118,980
                 Series 1999, 5.250%, 7/01/18

          500   Frederick County, Maryland, Special Obligation Bonds, Villages of Lake  7/10 at 102.00          AA           509,380
                 Linganore Community Development Authority, Series 2001A, 5.700%, 7/01/29


                                       20

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$         575   Howard County, Maryland, General Obligation Public Improvement and      2/12 at 100.00         AAA       $   598,696
                 Refunding Bonds, 2002 Series A, 5.250%, 8/15/18

        2,000   Montgomery County, Maryland, General Obligation Consolidated Public    10/11 at 101.00         AAA         2,094,400
                 Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/18

          925   Northern Mariana Islands Commonwealth, General Obligation Bonds,        6/10 at 100.00           A           950,697
                 Series 2000A, 6.000%, 6/01/20

        1,000   Prince George's County, Maryland, General Obligation Consolidated      12/11 at 101.00         AAA         1,033,610
                 Public Improvement Bonds, Series 2001, 5.250%, 12/01/20

          460   Wicomico County, Maryland, General Obligation Public Improvement       12/09 at 101.00         AAA           496,050
                 Bonds, Series 1999, 5.750%, 12/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.0%

        1,870   Howard County, Maryland, Metropolitan District General Obligation and   2/12 at 100.00         AAA         1,947,063
                 Refunding Bonds, 2002 Series A, 5.250%, 8/15/18

        1,465   Community Development Administration, Department of Housing and         6/08 at 101.00         Aaa         1,471,094
                 Community Development, Maryland, Infrastructure Financing Bonds
                 (MBIA Insured), 1998 Series B, 5.200%, 6/01/28

        4,000   Maryland Department of Transportation, County Transportation Revenue      No Opt. Call          AA         4,389,720
                  Bonds, Series 2002, 5.500%, 2/01/16

                Maryland Department of Transportation, Certificates of Participation,
                Series 2000:
          950    5.500%, 10/15/19 (Alternative Minimum Tax)                            10/10 at 101.00         AA+           973,351
        1,005    5.500%, 10/15/20 (Alternative Minimum Tax)                            10/10 at 101.00         AA+         1,025,211

        4,455   Maryland Stadium Authority, Sports Facilities Lease Revenue Bonds,      3/06 at 101.00         AAA         4,667,637
                 Series 1996, 5.750%, 3/01/18

          675   Montgomery County, Maryland, Special Obligation Bonds, West             7/12 at 101.00          AA           678,989
                 Germantown Development District,  Senior Series 2002A, 5.500%, 7/01/27

          635   New Baltimore City Board of School Commissioners, Maryland, School     11/10 at 100.00         AA+           661,441
                 System Revenue Bonds, Series 2000, 5.125%, 11/01/15

        1,000   Puerto Rico Highway and Transportation Authority, Highway Revenue       7/16 at 100.00           A         1,023,420
                 Bonds, Series 1996Y, 5.500%, 7/01/36

        2,200   Puerto Rico Public Building Authority, Public Education and Health      7/03 at 101.50          A-         2,259,994
                 Facilities Refunding Bonds, Guaranteed by the Commonwealth of
                 Puerto Rico, Series M, 5.750%, 7/01/15

        2,000   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin         10/10 at 101.00        BBB-         2,156,620
                 Islands Gross Receipts Taxes Loan Note), Series 1999A,
                 6.500%, 10/01/24

                Washington Suburban Sanitary District, Maryland (Montgomery and
                Prince George's Counties), General Construction Bonds, Series
                2000:
        1,085    5.250%, 6/01/20                                                        6/10 at 100.00         AAA         1,111,691
        1,205    5.250%, 6/01/21                                                        6/10 at 100.00         AAA         1,230,642


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.4%

        1,060   Mayor and City Council of Baltimore, Maryland, Refunding Revenue          No Opt. Call         AAA         1,132,515
                 Bonds (Baltimore City Parking System Facilities), Series 1998A,
                 5.250%, 7/01/17

        5,500   Maryland Transportation Authority, Qualified Airport Special Obligation 7/04 at 102.00         AAA         5,902,875
                 Revenue Bonds, Baltimore/Washington International Airport Projects,
                 Series 1994A, 6.250%, 7/01/14 (Alternative Minimum Tax)

        2,075   Puerto Rico Port Authority, Special Facilities Revenue Bonds (American  6/06 at 102.00          BB         1,710,070
                 Airlines, Inc. Project), 1996 Series A, 6.250%, 6/01/26 (Alternative
                 Minimum Tax)

        2,000   Washington Metropolitan Area Transit Authority, District of Columbia,     No Opt. Call         AAA         2,247,260
                 Gross Revenue Transit Refunding Bonds, Series 1993, 6.000%, 7/01/07


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 12.1%

        1,000   Mayor and City Council of Baltimore, Maryland, Project and Refunding    7/12 at 100.00         AAA         1,108,970
                 Revenue Bonds (Water Projects), Series 1996A, 5.500%, 7/01/26
                 (Pre-refunded to 7/01/12)

                Mayor and City Council of Baltimore, Maryland, Project and
                Refunding Revenue Bonds (Water Projects), Series 2000A:
          590    6.000%, 7/01/15 (Pre-refunded to 7/01/10)                              7/10 at 100.00         AAA           672,323
          500    6.000%, 7/01/17 (Pre-refunded to 7/01/10)                              7/10 at 100.00         AAA           569,765


                                       21

                            Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)

                                    Portfolio of Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (continued)

$       1,500   City of Baltimore, Maryland, Project and Refunding Revenue Bonds        7/10 at 100.00         AAA       $ 1,670,715
                 (Wastewater Projects), Series 2000A, 5.625%, 7/01/30 (Pre-refunded to 7/01/10)

        1,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/09 at 101.00       AA***         1,144,130
                 Bonds, The Johns Hopkins University Issue, Series 1999,
                 6.000%, 7/01/39 (Pre-refunded to 7/01/09)

        1,875   Maryland Health and Higher Educational Facilities Authority, Revenue    7/03 at 102.00         AAA         1,991,250
                 Bonds, Good Samaritan Hospital Issue, Series 1993, 5.750%, 7/01/19

        3,125   Maryland Health and Higher Educational Facilities Authority, Revenue    7/03 at 102.00         Aaa         3,168,531
                 Bonds, Howard County General Hospital Issue, Series 1993,
                 5.500%, 7/01/25

        2,500   Maryland Health and Higher Educational Facilities Authority, Revenue      No Opt. Call         AAA         2,487,500
                 Bonds, Helix Health Issue, Series 1997, 5.000%, 7/01/27

        3,000   Montgomery County, Maryland, General Obligation Bonds, Consolidated     1/10 at 101.00         AAA         3,376,230
                 Public Improvement Bonds, Series 2000A, 5.750%, 1/01/19
                 (Pre-refunded to 1/01/10)

          500   Commonwealth of Puerto Rico, General Obligation Public Improvement      7/10 at 100.00         AAA           561,930
                 Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to 7/01/10)

        1,000   Puerto Rico Infrastructure Financing Authority, Special Obligation     10/10 at 101.00         AAA         1,060,200
                 Bonds, 2000 Series A, 5.500%, 10/01/20


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 26.8%

        6,000   Anne Arundel County, Maryland, Pollution Control Revenue Refunding      4/04 at 102.00          A2         6,161,220
                 Bonds (Baltimore Gas and Electric Company Project), Series 1994,
                 6.000%, 4/01/24

        6,500   Calvert County, Maryland, Pollution Control Revenue Refunding Bonds     7/04 at 102.00          A2         6,709,170
                 (Baltimore Gas and Electric Company Project), Series 1993,
                 5.550%, 7/15/14

        3,000   Maryland Energy Financing Administration, Limited Obligation            9/05 at 102.00         N/R         3,090,150
                 Cogeneration Revenue Bonds, AES Warrior Run Project, Series 1995,
                 7.400%, 9/01/19 (Alternative Minimum Tax)

        9,600   Montgomery County, Maryland, Solid Waste System Revenue Bonds,          6/03 at 102.00         AAA         9,908,928
                 1993 Series A, 5.875%, 6/01/13 (Alternative Minimum Tax)

        1,675   Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue  1/04 at 102.00         AAA         1,821,376
                 Refunding Bonds (Southwest Resource Recovery Facility), Series 1993,
                 7.200%, 1/01/05

        5,000   Prince George's County, Maryland, Pollution Control Revenue Refunding   1/03 at 102.00          A1         5,143,450
                 Bonds (Potomac Electric Project), Series 1993, 6.375%, 1/15/23

        5,750   Prince George's County, Maryland, Solid Waste Management System         6/03 at 102.00         AAA         5,904,790
                 Revenue Bonds, Series 1993, 5.250%, 6/15/13

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,              7/04 at 100.00          A-         1,011,210
                 Series T, 5.500%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.4%

        3,000   City of Baltimore, Maryland, Water Projects and Refunding Revenue Bonds,  No Opt. Call         AAA         3,013,860
                 Series 1994A, 5.000%, 7/01/24

        2,000   City of Baltimore, Maryland, Water Projects and Refunding Revenue       7/08 at 101.00         AAA         1,978,360
                 Bonds, Series 1998A, 5.000%, 7/01/28
------------------------------------------------------------------------------------------------------------------------------------
$     221,365   Total Investments (cost $220,269,832) - 152.5%                                                           225,393,163
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                       1,502,103
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.5)%                                                        (79,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $147,795,266
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       22

                            Nuveen Maryland Dividend Advantage Municipal Fund (NFM)

                            Portfolio of
                                       Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL GOODS - 1.6%

$       1,000   Northeast Maryland Waste Disposal Authority, Resource Recovery          1/09 at 101.00         BBB       $   928,450
                 Revenue Bonds, Baltimore RESCO Retrofit Project, Series 1998, 4.750%,
                 1/01/12 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.9%

        2,825   The Children's Trust Fund, Puerto Rico, Tobacco Settlement              7/10 at 100.00         Aa3         2,886,133
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.8%

                Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
                Saint Mary's College, Series 2001A:
          465    5.700%, 9/01/20                                                        3/10 at 101.00         BBB           465,939
        1,000    5.750%, 9/01/25                                                        3/10 at 101.00         BBB           994,190
          500    5.800%, 9/01/30                                                        3/10 at 101.00         BBB           496,855

        1,800   Maryland Economic Development Corporation, Student Housing Revenue      7/11 at 101.00           A         1,831,230
                 Bonds, University Village at Sheppard Pratt, Series 2001,
                 6.000%, 7/01/33

        1,000   Maryland Economic Development Corporation, Utility Infrastructure       7/11 at 100.00         AAA         1,011,240
                 Revenue Bonds, University of Maryland College Park Project,
                 Series 2001, 5.000%, 7/01/19

        1,500   Maryland Health and Higher Educational Facilities Authority,            7/08 at 102.00        BBB-         1,504,095
                 Educational Facilities Leasehold Mortgage Revenue Bonds, McLean
                 School Issue, 6.000%, 7/01/31

          625   Maryland Health and Higher Educational Facilities Authority, Revenue    6/11 at 100.00        Baa1           614,631
                 Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32

                Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                Control Facilities Financing Authority, Higher Education Revenue Bonds
                (Ana G. Mendez University System Project), Series 1999:
          215    5.375%, 2/01/19                                                        2/09 at 101.00         BBB           214,280
          410    5.375%, 2/01/29                                                        2/09 at 101.00         BBB           396,445


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 19.3%

        2,725   Maryland Health and Higher Educational Facilities Authority, Revenue    6/09 at 101.00           A         2,783,479
                 Bonds, Kaiser Permanente, Series 1998A, 5.375%, 7/01/15

        1,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/08 at 102.00          A2           946,610
                 Bonds, Calvert Memorial Hospital Issue, Series 1998, 5.000%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/08 at 101.00         AAA           995,390
                 Bonds, Anne Arundel Medical Center Issue, Series 1998, 5.125%, 7/01/28

          570   Maryland Health and Higher Educational Facilities Authority, Revenue    7/08 at 101.00          A3           548,152
                 Refunding Bonds, Union Hospital of Cecil County, Series 1998,
                 5.100%, 7/01/22

        1,250   Maryland Health and Higher Educational Facilities Authority, Revenue    5/11 at 100.00         AA-         1,223,750
                  Bonds, The Johns Hopkins Hospital Issue, Series 2001, 5.000%, 5/15/21

        1,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/11 at 100.00          A-           986,560
                 Bonds, Mercy Medical Center, Series 2001, 5.625%, 7/01/31

        1,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/11 at 100.00          A+           948,760
                 Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/11 at 100.00           A         1,905,820
                 Bonds, University of Maryland Medical System, Series 2001,
                 5.250%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/12 at 100.00        Baa1         1,011,620
                 Bonds, Carroll County General Hospital, Series 2002, 6.000%, 7/01/26
                 (WI, settling 6/13/02)

           20   Prince George's County, Maryland, Project and Refunding Revenue Bonds   7/04 at 102.00          B3            10,053
                 (Dimensions Health Corporation Issue), Series 1994, 5.300%, 7/01/24


                                       23

                            Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)

                                    Portfolio of Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 16.2%

$         750   Baltimore County, Maryland, Mortgage Revenue Refunding Bonds (Cross    10/08 at 102.00         AAA       $   732,480
                 Creek Apartments Project - GNMA Collateralized), Series 1998A,
                 5.250%, 10/20/33

        2,000   Community Development Administration, Department of Housing and         7/08 at 101.00         Aa2         2,009,820
                 Community Development, Maryland, Housing Revenue Bonds, Series 1998A,
                 5.625%, 1/01/40 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department of Housing and         5/11 at 100.00         Aa3           991,120
                 Community Development, Maryland, Multifamily Housing Revenue Bonds,
                 Insured Mortgage Loan, Series 2001B, 5.350%, 5/15/32
                 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department of Housing and        12/11 at 100.00         Aaa           983,700
                 Community Development, Maryland, Multifamily Housing Revenue Bonds,
                 Princess Anne Apartments Project, Series 2001D,
                 5.450%, 12/15/33 (Alternative Minimum Tax)

          750   Housing Opportunities Commission of Montgomery County, Maryland,        7/08 at 101.00         Aaa           725,768
                 Multifamily Housing  Development Bonds, Series 1998A, 5.250%,
                 7/01/29 (Alternative Minimum Tax)

        2,000   Housing Opportunities Commission of Montgomery County, Maryland,        7/10 at 100.00         Aaa         2,095,580
                 Multifamily Housing Development Bonds, Series 2000B, 6.200%,
                 7/01/30 (Alternative Minimum Tax)

        2,000   Housing Opportunities Commission of Montgomery County, Maryland,        7/11 at 100.00         Aaa         2,000,740
                 Multifamily Housing Development Bonds, Series 2001A, 5.600%, 7/01/42
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 26.8%

          210   Community Development Administration, Department of Housing and         9/09 at 100.00         Aa2           218,816
                 Community Development, Maryland, Residential Housing Revenue Bonds,
                 Series 1997E, 5.700%, 9/01/17

        3,000   Community Development Administration, Department of Housing and         9/09 at 100.00         Aa2         3,080,970
                 Community Development, Maryland, Residential Revenue Bonds,
                 Series 2000G, 5.950%, 9/01/29 (Alternative Minimum Tax)

        1,880   Community Development Administration, Department of Housing and         9/10 at 100.00         Aa2         1,913,332
                 Community Development, Maryland, Residential Revenue Bonds, Series H,
                 5.800%, 9/01/32 (Alternative Minimum Tax)

        3,770   Community Development Administration, Department of Housing and        10/10 at 100.00         Aa2         3,804,269
                 Community Development, Maryland, Single Family Program Bonds,
                 First Series 2001, 5.000%, 4/01/17

        1,000   Community Development Administration, Department of Housing and         9/10 at 100.00         Aa2           992,580
                 Community Development, Maryland, Residential Revenue Bonds,
                 Series 2001B, 5.450%, 9/01/32 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department of Housing and         3/11 at 100.00         Aa2         1,001,690
                 Community Development, Maryland, Residential Revenue Bonds,
                 Series 2001F, 5.600%, 9/01/28 (Alternative Minimum Tax)

        3,045   Housing Opportunities Commission of Montgomery County, Maryland,        7/07 at 102.00         Aa2         3,251,025
                 Single Family Mortgage Revenue Bonds, Series 1997A, 5.750%, 7/01/13

        1,500   Housing Authority of Prince George's County, Maryland,                  8/07 at 102.00         AAA         1,526,280
                 FHLMC/FNMA/GNMA Collateralized Single Family Mortgage Revenue
                 Bonds, Series 1997, 5.750%, 8/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        1,000   Maryland Health and Higher Educational Facilities Authority, Revenue    4/11 at 101.00         N/R         1,003,910
                  Bonds, Collington Episcopal Life, Series 2001A, 6.750%, 4/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.5%

                Anne Arundel County, Maryland, General Obligation Bonds, Various Purpose,
                Series 2001:
          580    4.800%, 2/15/18                                                        2/11 at 101.00         AA+           582,129
          900    5.000%, 2/15/28                                                        2/11 at 101.00         AA+           884,340

                Baltimore County Metropolitan District, Maryland, General Obligation
                Bonds, 67th Issue:
        1,500    5.000%, 6/01/26                                                        6/11 at 101.00         AAA         1,482,435
        3,500    5.000%, 6/01/27                                                        6/11 at 101.00         AAA         3,455,235

                Howard County, Maryland, Consolidated Public Improvement Bonds,
                Series 2001A:
        1,210    4.750%, 2/15/19                                                        2/09 at 101.00         AAA         1,203,708
        1,220    4.750%, 2/15/20                                                        2/09 at 101.00         AAA         1,198,979
        1,360    4.750%, 2/15/21                                                        2/09 at 101.00         AAA         1,328,108

          430   Northern Mariana Islands Commonwealth, General Obligation Bonds,        6/10 at 100.00           A           441,945
                 Series 2000A, 6.000%, 6/01/20

          740   Mayor and City Council of Ocean City, Maryland, General Obligation      3/11 at 101.00         AAA           741,791
                 Municipal Purpose Bonds, Series 2001, 4.875%, 3/01/19


                                       24

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,500   Prince George's County, Maryland, General Obligation Consolidated      12/11 at 101.00         AAA       $ 1,550,415
                 Public Improvement Bonds, Series 2001, 5.250%, 12/01/20

        1,000   Commonwealth of Puerto Rico, Public Improvement Refunding General       7/11 at 100.00         AAA         1,002,840
                 Obligation Bonds, Series 2001, 5.125%, 7/01/30


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 15.6%

          500   Mayor and City Council of Baltimore, Maryland, Convention Center        9/08 at 102.00         AAA           504,505
                 Refunding Revenue Bonds,  Series 1998, 5.000%, 9/01/19

        2,000   Department of Transportation, Maryland, County Transportation Revenue     No Opt. Call          AA         2,194,860
                 Bonds, Series 2002, 5.500%, 2/01/16

        1,290   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands 10/10 at 101.00        BBB-         1,390,672
                 Gross Receipts Taxes Loan Note), Series 1999A, 6.375%, 10/01/19

                Washington Suburban Sanitary District, Montgomery and Prince
                George's Counties, Maryland, General Construction Bonds, Series
                2001:
          895    5.000%, 6/01/22                                                        6/11 at 100.00         AAA           896,611
          935    5.000%, 6/01/23                                                        6/11 at 100.00         AAA           933,195
          985    5.000%, 6/01/24                                                        6/11 at 100.00         AAA           979,149
        1,035    5.000%, 6/01/25                                                        6/11 at 100.00         AAA         1,024,536

        1,290   Washington Suburban Sanitary District, Montgomery and Prince George's   6/11 at 100.00         AAA         1,274,017
                 Counties, Maryland, Water Supply Bonds, Series 2001, 4.750%, 6/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.2%

                Maryland Health and Higher Educational Facilities Authority,
                Parking Revenue Bonds, The Johns Hopkins Medical Institutions
                Issue, Series 2001:
          650    5.000%, 7/01/27                                                        7/11 at 100.00         AAA           635,525
        1,500    5.000%, 7/01/34                                                        7/11 at 100.00         AAA         1,450,635

        1,750   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,       4/11 at 101.00         N/R         1,586,918
                 Special Facilities Revenue Bonds, Northwest Airlines, Inc. Project,
                 Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.6%

        1,000   Maryland Transportation Authority, Transportation Facilities Project      No Opt. Call         AAA         1,170,590
                 Revenue Refunding Bonds, First Series, 6.800%, 7/01/16

                Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds,
                2000 Series A:
        2,300    5.500%, 10/01/32                                                      10/10 at 101.00         AAA         2,393,127
        2,000    5.500%, 10/01/40                                                      10/10 at 101.00         AAA         2,077,340


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.6%

                Guam Power Authority, Revenue Bonds, 1999 Series A:
          890    5.125%, 10/01/29                                                      10/09 at 101.00         AAA           888,638
        1,000    5.125%, 10/01/29                                                      10/09 at 101.00         AAA           992,660

        2,500   Maryland Energy Financing Administration, Limited Obligation            9/05 at 102.00         N/R         2,575,125
                 Cogeneration Revenue Bonds, AES Warrior Run Project, Series 1995,
                 7.400%, 9/01/19 (Alternative Minimum Tax)

        1,800   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,    7/05 at 100.00          A-         1,808,298
                 Series Z, 5.250%, 7/01/21


                                       25

                            Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)

                                    Portfolio of Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 3.4%

$       1,000   City of Baltimore, Maryland, Water Projects and Refunding Revenue Bonds,  No Opt. Call         AAA       $ 1,004,620
                 Series 1994A, 5.000%, 7/01/24

        1,015   City of Baltimore, Maryland, Water Projects and Refunding Revenue       7/08 at 101.00         AAA         1,004,017
                 Bonds, Series 1998A, 5.000%, 7/01/28
------------------------------------------------------------------------------------------------------------------------------------
$      89,085   Total Investments (cost $89,669,928) - 152.2%                                                             89,692,725
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                       1,232,152
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.3)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                            $58,924,877
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.



                            Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)

                            Portfolio of
                                       Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL GOODS - 3.6%

$       2,250   Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue  1/09 at 101.00         BBB       $ 2,089,013
                 Bonds, Baltimore RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.1%

        1,000   The Children's Trust Fund, Puerto Rico, Tobacco Settlement              7/10 at 100.00         Aa3         1,042,480
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26

          800   Tobacco Settlement Financing Corporation of the Virgin Islands,         5/11 at 100.00          A3           742,912
                 Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.5%

        1,100   Anne Arundel County, Maryland, Economic Development Revenue Bonds,      9/12 at 102.00          A3         1,080,871
                 Community College Project, Series 2002, 5.125%, 9/01/22

          250   Maryland Health and Higher Educational Facilities Authority,            7/08 at 102.00        BBB-           250,683
                 Educational Facilities Leasehold Mortgage Revenue Bonds, McLean
                 School Issue, 6.000%, 7/01/31

          415   Maryland Health and Higher Educational Facilities Authority, Revenue    1/11 at 101.00         AAA           417,494
                 Bonds, Bullis School Issue, Series 2000, 5.250%, 7/01/30

        1,000   Maryland Health and Higher Educational Facilities Authority, Refunding  7/08 at 102.00          AA         1,062,460
                 Revenue Bonds, The Johns Hopkins University Issue, Series 1998,
                 5.125%, 7/01/12

        1,400   Maryland Health and Higher Educational Facilities Authority, Revenue   10/08 at 101.00         AAA         1,309,070
                 Bonds, College of Notre Dame of Maryland Issue, Series 1998,
                 4.650%, 10/01/23

        2,500   Maryland Health and Higher Educational Facilities Authority, Revenue    7/11 at 100.00          AA         2,378,675
                 Bonds, Johns Hopkins University, Series 2001B, 5.000%, 7/01/41

        1,250   Maryland Health and Higher Educational Facilities Authority, Revenue    6/11 at 100.00        Baa1         1,229,262
                 Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32

          500   Morgan State University, Maryland, Academic and Auxiliary Fees Revenue  7/12 at 100.00         AAA           501,440
                 Bonds, Series 2001, 4.900%, 7/01/21

                University of Maryland, System Auxiliary Facility and Tuition
                Revenue Bonds, 2001 Series B:
        1,580    4.375%, 4/01/17                                                        4/11 at 100.00         AA+         1,496,055
        1,140    4.500%, 4/01/19                                                        4/11 at 100.00         AA+         1,073,344


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 25.3%

        3,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/08 at 101.00         AAA         2,967,660
                 Bonds, Anne Arundel Medical Center Issue, Series 1998, 5.125%, 7/01/33

        2,000   Maryland Health and Higher Educational Facilities Authority, Revenue    1/08 at 101.00         Aaa         1,951,960
                 Bonds, Upper Chesapeake Hospitals Issue, Series 1998A, 5.125%, 1/01/38

        1,470   Maryland Health and Higher Educational Facilities Authority, Revenue    5/11 at 100.00         AA-         1,399,131
                 Bonds, The Johns Hopkins Hospital Issue, Series 2001, 5.000%, 5/15/34

        2,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/11 at 100.00          A-         1,973,120
                 Bonds, Mercy Medical Center, Series 2001, 5.625%, 7/01/31

        1,500   Maryland Health and Higher Educational Facilities Authority, Revenue    7/11 at 100.00          A+         1,423,140
                 Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/11 at 100.00           A         1,905,820
                 Bonds, University of Maryland Medical System, Series 2001,
                 5.250%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority, Revenue    7/12 at 100.00        Baa1         1,011,620
                 Bonds, Carroll County General Hospital, Series 2002, 6.000%, 7/01/26
                 (WI, settling 6/13/02)

        2,160   Montgomery County, Maryland, Economic Development Revenue Bonds,       12/11 at 100.00         AA-         2,151,857
                 Trinity Health Care Group, Series 2001, 5.125%, 12/01/22


                                       27

                            Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)

                                    Portfolio of Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 17.9%

$         280   Community Development Administration, Department of Housing and         5/11 at 100.00         Aa3       $   274,271
                 Community Development,  Maryland, Multifamily Housing Insured
                 Mortgage Loans, Series 2001A, 5.100%, 5/15/28

        5,000   Community Development Administration, Department of Housing and         5/11 at 100.00         Aa3         4,955,600
                  Community Development, Maryland, Multifamily Housing Revenue
                 Bonds, Insured Mortgage Loan, Series 2001B, 5.350%,
                 5/15/32 (Alternative Minimum Tax)

        1,110   Community Development Administration, Department of Housing and        12/11 at 100.00         Aaa         1,091,907
                 Community Development, Maryland, Multifamily Housing Revenue Bonds,
                 Princess Anne Apartments Project, Series 2001D,
                 5.450%, 12/15/33 (Alternative Minimum Tax)

        3,145   Community Development Administration, Department of Housing and        12/11 at 100.00         Aaa         3,093,737
                 Community Development, Maryland, Multifamily Development Revenue
                 Bonds, Waters Tower Senior Apartments, Series 2001F,
                 5.450%, 12/15/33 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department of Housing and         5/12 at 100.00         Aa3         1,014,270
                 Community Development, Maryland, Multifamily Housing Insured
                 Mortgage Revenue Bonds, Series 2002A, 5.300%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.6%

          500   Community Development Administration, Department of Housing and         3/07 at 101.50         Aa2           513,095
                 Community Development, Maryland, Residential Revenue Bonds,
                 Series 1997B, 5.875%, 9/01/25 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department of Housing and         9/10 at 100.00         Aa2           989,560
                 Community Development, Maryland, Residential Revenue Bonds,
                 Series 2001H, 5.350%, 9/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 41.4%

          755   Anne Arundel County, Maryland, General Obligation Bonds, Series 2002,   3/12 at 100.00         AA+           741,939
                 5.000%, 3/01/31

          500   Carroll County, Maryland, General Obligation Consolidated Public       10/08 at 101.00          AA           509,235
                 Improvement Bonds, County Commissioners of Carroll County, Series 1998,
                 4.400%, 10/01/12

                Cecil County, Maryland, General Obligation Consolidated Public Improvement
                Bonds, Series 2001B:
          975    4.600%, 8/01/18                                                        8/11 at 101.00          A+           942,854
        1,020    4.600%, 8/01/19                                                        8/11 at 101.00          A+           975,212
          300    4.625%, 8/01/20                                                        8/11 at 101.00          A+           286,725
          335    4.750%, 8/01/21                                                        8/11 at 101.00          A+           325,412

        3,000   Frederick County, Maryland, General Obligation Public Facilities       12/10 at 101.00         AA          3,100,830
                 Bonds, Series 2000, 5.200%, 12/01/19

          510   City of Frederick, Maryland, General Obligation Improvements           12/11 at 101.00         AA-           507,302
                 Refunding Bonds, Series 2001, 4.750%, 12/01/19

                State of Maryland, General Obligation Bonds, State and Local
                Facilities Loan, 2001 First Series:
        2,445    5.500%, 3/01/11                                                          No Opt. Call         AAA         2,706,713
        1,500    5.500%, 3/01/12                                                          No Opt. Call         AAA         1,661,550

        4,730   Montgomery County, Maryland, General Obligation Consolidated Public    10/11 at 101.00         AAA         4,953,256
                  Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/18

                Prince George's County, Maryland, General Obligation Consolidated Public
                Improvement Bonds, Series 2001:
        1,000    5.250%, 12/01/20                                                      12/11 at 101.00         AAA         1,033,610
        2,820    5.250%, 12/01/21                                                      12/11 at 101.00         AAA         2,904,741

        2,000   Commonwealth of Puerto Rico, General Obligation Public Improvement      7/11 at 100.00         AAA         2,002,080
                 Refunding Bonds, Series 2001, 5.000%, 7/01/24

        1,500   Commonwealth of Puerto Rico, Public Improvement General Obligation        No Opt. Call          A-         1,566,030
                 Bonds of 2002, Series A, 5.500%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 17.0%

          750   Anne Arundel County, Maryland, General Obligation Consolidated Water    8/09 at 101.00         AA+           714,983
                 and Sewer Bonds, Series 1999, 4.500%, 8/01/19

                County of Baltimore, Maryland, Certificates of Participation,
                Health and Social Services Building Project, Series 2001:
        1,580    5.000%, 8/01/20                                                        8/11 at 101.00         AA+         1,587,284
        1,660    5.000%, 8/01/21                                                        8/11 at 101.00         AA+         1,661,992


                                       28

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,000   Maryland Department of Transportation, County Transportation Revenue      No Opt. Call          AA       $ 1,097,430
                 Bonds, Series 2002, 5.500%, 2/01/16

        1,000   Montgomery County, Maryland, Special Obligation Bonds, West             7/12 at 101.00          AA         1,005,910
                 Germantown Development District, Senior Series 2002A, 5.500%, 7/01/27

        1,250   Puerto Rico Highway and Transportation Authority, Transportation        7/12 at 100.00         AAA         1,234,613
                 Revenue Bonds, Series D, 5.000%, 7/01/32

        1,100   Puerto Rico Infrastructure Financing Authority, Special Tax Revenue     1/08 at 101.00         AAA         1,108,580
                  Bonds, Series 1997A, 5.000%, 7/01/21

          800   Puerto Rico Public Finance Corporation, Commonwealth Appropriation      8/11 at 100.00         AAA           807,272
                 Bonds, Series 2001A, 5.000%, 8/01/21

          700   Puerto Rico Public Finance Corporation, Commonwealth Appropriation      2/12 at 100.00          A-           711,753
                 Bonds, Series 2002E, 5.500%, 8/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.1%

                Maryland Health and Higher Educational Facilities Authority,
                Parking Revenue Bonds, The Johns Hopkins Medical Institutions
                Issue, Series 2001:
          650    5.000%, 7/01/27                                                        7/11 at 100.00         AAA           635,525
        3,025    5.000%, 7/01/34                                                        7/11 at 100.00         AAA         2,925,447


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 12.1%

        1,250   Maryland Health and Higher Educational Facilities Authority, Revenue      No Opt. Call         AAA         1,304,600
                 Bonds, Helix Health Issue, Series 1997, 5.000%, 7/01/17

        1,365   Maryland Transportation Authority, Transportation Facilities Project      No Opt. Call         AAA         1,597,855
                 Revenue Refunding Bonds, First Series, 6.800%, 7/01/16

        4,000   Puerto Rico Infrastructure Financing Authority, Special Obligation     10/10 at 101.00         AAA         4,154,680
                 Bonds, 2000 Series A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.5%

                Guam Power Authority, Revenue Bonds, 1999 Series A:
          740    5.125%, 10/01/29                                                      10/09 at 101.00         AAA           738,866
        1,000    5.250%, 10/01/34                                                      10/09 at 101.00         AAA         1,004,140

        1,000   Maryland Energy Financing Administration, Limited Obligation            9/05 at 102.00         N/R         1,030,050
                 Cogeneration Revenue Bonds, AES Warrior Run Project, Series 1995,
                 7.400%, 9/01/19 (Alternative Minimum Tax)

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,
                 5.250%, 7/01/29                                                        7/10 at 101.00         AAA         1,011,110
------------------------------------------------------------------------------------------------------------------------------------
$      89,610   Total Investments (cost $90,618,407) - 154.1%                                                             89,940,086
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.7%                                                                         429,660
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.8)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                            $58,369,746
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       29

                            Nuveen North Carolina Premium Income Municipal Fund (NNC)

                            Portfolio of
                                       Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BASIC MATERIALS - 6.0%

$       3,500   Haywood County Industrial Facilities and Pollution Control Financing   12/05 at 102.00         BBB       $ 3,364,970
                 Authority, North Carolina, Environmental Improvement Revenue Bonds,
                 Champion International Corporation Project, Series 1995A,
                 5.750%, 12/01/25 (Alternative Minimum Tax)

        2,000   Haywood County Industrial Facilities and Pollution Control Financing    3/06 at 102.00        Baa2         2,013,360
                 Authority, North Carolina, Pollution Control Revenue Refunding Bonds,
                 Champion International Corporation Project, Series 1995, 6.000%, 3/01/20


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.9%

                State of North Carolina, State Education Assistance Authority,
                Guaranteed Student Loan Revenue Bonds, 1995 Series A
                (Subordinate Lien):
        1,000    6.050%, 7/01/10 (Alternative Minimum Tax)                              7/05 at 102.00          A2         1,049,720
        2,400    6.300%, 7/01/15 (Alternative Minimum Tax)                              7/05 at 102.00          A2         2,501,256

        5,875   State of North Carolina, State Education Assistance Authority           7/06 at 102.00          A2         6,151,536
                 (A Political Subdivision of the State of North Carolina), Guaranteed
                 Student Loan Revenue Bonds, 1996 Series C (Subordinate Lien),
                 6.350%, 7/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 31.6%

        5,630   The Charlotte-Mecklenburg Hospital Authority, North Carolina,           1/11 at 101.00          AA         5,418,368
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare System,
                 Series 2001A, 5.000%, 1/15/31

        2,000   North Carolina Medical Care Commission, Healthcare Facilities Revenue  10/09 at 101.00           A         2,110,480
                 Bonds, Stanly Memorial Hospital Project, Series 1999, 6.375%, 10/01/29

        4,500   North Carolina Medical Care Commission, Healthcare Facilities Revenue  10/11 at 101.00         AAA         4,315,410
                 Bonds, WakeMed Project, Series 2001, 5.000%, 10/01/32

        3,000   North Carolina Medical Care Commission, Hospital Revenue Refunding     11/02 at 102.00         AA-         3,033,240
                 Bonds, Carolina Medicorp Project, Series 1992, 5.500%, 5/01/15

        5,615   North Carolina Medical Care Commission, Hospital Revenue Bonds,        10/08 at 101.00          AA         5,091,794
                 FirstHealth of the Carolinas Project, Series 1998, 4.750%, 10/01/26

        5,000   North Carolina Medical Care Commission, Health System Revenue Bonds,   10/11 at 101.00          AA         4,966,300
                 Mission-Saint Joseph Health System, Series 2001, 5.250%, 10/01/31

        3,340   Board of Governors of the University of North Carolina Revenue Bonds,   2/06 at 102.00          AA         3,306,199
                 University of North Carolina Hospitals at Chapel Hill, Series 1996,
                 5.250%, 2/15/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.5%

        1,000   Housing Authority of the City of Asheville, North Carolina,            11/07 at 102.00         AAA         1,002,320
                 Multifamily Housing Revenue Bonds (GNMA Collateralized - Woodridge
                 Apartments), Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)

        1,000   City of Charlotte, North Carolina, Mortgage Revenue Refunding Bonds     1/03 at 105.00         AAA         1,023,790
                  (FHA-Insured Mortgage Loan - Tryon Hills Apartments Project),
                 Series 1993A, 5.875%, 1/01/25

        3,000   County of Mecklenburg, North Carolina, Multifamily Housing Revenue      1/12 at 102.00         AAA         2,988,810
                 Bonds, Sycamore Green Apartments, Series 2001, 5.500%, 1/15/35
                 (Alternative Minimum Tax)

                North Carolina Housing Finance Agency, Multifamily Revenue Bonds
                (FHA-Insured Mortgage Loan Resolution), Series 1993:
          650    5.800%, 7/01/14                                                        1/03 at 102.00          AA           655,376
        1,000    5.900%, 7/01/26                                                        1/03 at 102.00          AA         1,012,210

                                       30

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY - 18.6%

$       3,595   North Carolina Housing Finance Agency, Single Family Revenue Bonds      3/04 at 102.00          AA       $ 3,723,449
                 (1985 Resolution), Series X, 6.700%, 9/01/26 (Alternative Minimum Tax)

          775   North Carolina Housing Finance Agency, Single Family Revenue Bonds      9/02 at 102.00          AA           792,608
                  (1985 Resolution), Series V, 6.800%, 9/01/25 (Alternative Minimum Tax)

        6,460   North Carolina Housing Finance Agency, Home Ownership Revenue Bonds,    7/09 at 100.00          AA         6,706,643
                 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29

        3,675   North Carolina Housing Finance Agency, Single Family Revenue Bonds      3/06 at 102.00          AA         3,774,887
                 (1985 Resolution), Series HH, 6.300%, 3/01/26 (Alternative Minimum Tax)

        1,640   North Carolina Housing Finance Agency, Home Ownership Program Bonds,    7/10 at 100.00         AAA         1,620,681
                 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 12.3%

        1,890   County of Craven, North Carolina, General Obligation Bonds,            15/12 at 101.00         AAA         1,901,775
                 Series 2002, 5.000%, 5/01/2

        4,285   County of Durham, North Carolina, General Obligation Public             4/12 at 100.00         AAA         4,413,979
                 Improvement Bonds, Series 2002B, 5.000%, 4/01/16

        4,500   State of North Carolina, General Obligation Bonds, Series 2000A,        9/10 at 102.00         AAA         4,706,640
                 5.100%, 9/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.2%

        6,000   City of Charlotte, North Carolina, Refunding Certificates of           12/03 at 102.00         AAA         6,046,680
                 Participation (Convention Facility Project), Series 1993C,
                 5.250%, 12/01/20

                City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,050    5.250%, 6/01/20                                                        6/12 at 101.00         AA+         1,079,610
        1,750    5.000%, 6/01/25                                                        6/12 at 101.00         AA+         1,722,963

        2,180   City of Concord, North Carolina, Certificates of Participation,         6/06 at 102.00         AAA         2,349,430
                 Series 1996A, 6.125%, 6/01/21

          750   Johnston County Finance Corporation, North Carolina, Installment        8/09 at 101.00        AAA           761,138
                 Payment Revenue Bonds, School and Museum Projects, Series 1999,
                 5.250%, 8/01/21

        5,000   Puerto Rico Highway and Transportation Authority, Highway Revenue       7/06 at 101.50         AAA         5,138,750
                 Bonds, Series 1996Y, 5.500%, 7/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8%

        4,450   Raleigh Durham Airport Authority, North Carolina, Airport Revenue       5/11 at 101.00         Aaa         4,242,408
                 Bonds, Series 2001A, 5.000%, 11/01/31


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 13.1%

        2,000   City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds,       6/10 at 101.00      AA+***         2,289,820
                 Series 2000, 6.000%, 6/01/25 (Pre-refunded to 6/01/10)

        3,970   Durham, North Carolina, Certificates of Participation, Water Utility    7/02 at 102.00      AA+***         4,072,783
                 Improvement Bonds, 6.375%, 7/15/12 (Pre-refunded to 7/15/02)

        2,475   North Carolina Municipal Power Agency Number 1, Catawba Electric          No Opt. Call         AAA         3,151,814
                 Revenue Bonds, Series 1980, 10.500%, 1/01/10

        2,000   Orange County, North Carolina, General Obligation School Bonds,         2/04 at 102.00      AA+***         2,145,760
                 Series 1994, 5.500%, 2/01/11 (Pre-refunded to 2/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.7%

        2,900   City of Fayetteville, North Carolina, Public Works Commission, Revenue  3/07 at 101.00         AAA         2,901,392
                 Bonds, Series 1997, 5.125%, 3/01/24

        2,600   North Carolina Eastern Municipal Power Agency, Power System Revenue     1/03 at 102.00         BBB         2,601,092
                 Bonds, Series 1993-D, 5.600%, 1/01/16

        1,500   North Carolina Eastern Municipal Power Agency, Power System Revenue     9/03 at 102.50         BBB         1,513,155
                 Bonds, Series 1985-G, 5.750%, 12/01/16

        4,000   North Carolina Municipal Power Agency Number 1, Catawba Electric        1/10 at 101.00        BBB+         4,193,840
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        1,000   The Wake County Industrial Facilities and Pollution Control Financing   2/12 at 101.00          A3         1,019,030
                 Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and
                 Light Company Project, Series 2002, 5.375%, 2/01/17


                                       31

                            Nuveen North Carolina Premium Income Municipal Fund (NNC) (continued)

                                    Portfolio of Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 11.9%

$       4,000   City of Charlotte, North Carolina, Water and Sewer System Revenue       6/10 at 101.00         AAA       $ 4,027,080
                 Bonds, Series 2000, 5.250%, 6/01/25

        2,350   Orange Water and Sewer Authority, North Carolina, Water and Sewer       7/03 at 102.00         Aa1         2,384,804
                 System Revenue and Revenue Refunding Bonds, Series 1993,
                 5.200%, 7/01/16

                Thomasville, North Carolina, Combined Enterprise System Revenue Bonds,
                Series 2002:
          370    5.000%, 5/01/20                                                        5/12 at 101.00         AAA           371,066
          390    5.000%, 5/01/21                                                        5/12 at 101.00         AAA           388,803
        1,250    5.125%, 5/01/27                                                        5/12 at 101.00         AAA         1,243,850

        2,180   County of Union, North Carolina, Enterprise Systems Revenue Bonds,      6/06 at 102.00         AAA         2,241,014
                 Series 1996, 5.500%, 6/01/21
------------------------------------------------------------------------------------------------------------------------------------
$     131,495   Total Investments (cost $128,891,576) - 149.6%                                                           133,532,083
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 1.1%

$       1,000   North Carolina Capital Facilities Financing Agency, Exempt Facilities                       VMIG-1         1,000,000
=============    Revenue Bonds, Republic  Services Inc. Project, Series 2001, Variable
                 Rate Demand Obligations, 1.750%, 12/01/21+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                       1,553,665
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.4)%                                                        (46,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                            $89,285,748
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       32


                            Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)

                            Portfolio of
                                       Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BASIC MATERIALS - 4.7%

$         750   Columbus County Industrial Facilities and Pollution Control Financing   4/07 at 102.00         BBB       $   757,830
                 Authority, North Carolina,  Environmental Improvement Revenue Bonds,
                 Series 1997A, International Paper Company Project,
                 6.150%, 4/01/21 (Alternative Minimum Tax)

          750   Columbus County Industrial Facilities and Pollution Control Financing  12/07 at 102.00         BBB           748,980
                 Authority, North Carolina, Solid Waste Disposal Revenue Refunding
                 Bonds, International Paper Company Project, Series 1996A,
                 5.800%, 12/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.3%

          500   North Carolina Capital Facilities Finance Agency, Educational           9/11 at 101.00          A3           492,915
                 Facilities Revenue Bonds, High Point University Project, Series 2001,
                 5.125%, 9/01/18

        3,000   North Carolina Capital Facilities Financing Agency, Revenue Bonds,     10/11 at 100.00         AA+         2,979,150
                 Duke University Project, Series 2001A, 5.125%, 10/01/26

        1,750   The University of North Carolina at Chapel Hill, General Revenue Bonds, 6/11 at 100.00         AA+         1,713,285
                 Series 2001A, 5.000%, 12/01/25

        1,845   The University of North Carolina at Chapel Hill, General Revenue Bonds,   No Opt. Call         AA+         1,970,829
                 Series 2002B, 5.000%, 12/01/11


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 27.8%

        2,500   The Charlotte-Mecklenburg Hospital Authority, North Carolina,           1/11 at 101.00          AA         2,406,025
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare System,
                 Series 2001A, 5.000%, 1/15/31

        2,500   North Carolina Medical Care Commission, Healthcare Revenue Bonds,       5/07 at 100.00         AA-         2,458,100
                 Carolina Medicorp Project, Series 1996, 5.250%, 5/01/26

        1,000   North Carolina Medical Care Commission, Healthcare Facilities Revenue  10/11 at 101.00         AAA           958,980
                 Bonds, WakeMed Project, Series 2001, 5.000%, 10/01/32

        1,250   North Carolina Medical Care Commission Hospital Revenue Bonds,         10/08 at 101.00          AA         1,133,525
                 FirstHealth of the Carolinas Project, Series 1998, 4.750%, 10/01/26

        2,000   North Carolina Medical Care Commission, Health System Revenue          10/11 at 101.00          AA         1,986,520
                 Bonds, Mission-Saint Joseph Health System, Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 14.7%

        2,250   Housing Authority of the City of Durham, North Carolina, Multifamily    6/11 at 100.00         AAA         2,247,390
                 Housing Revenue Bonds, Naples Terrace Apartments Project, FNMA
                 Guaranteed, Series 2001, 5.700%, 6/01/33 (Alternative Minimum Tax)

        2,500   County of Mecklenburg, North Carolina, Multifamily Housing Revenue      1/12 at 102.00         AAA         2,490,675
                 Bonds, Sycamore Green Apartments, Series 2001, 5.500%, 1/15/35
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 12.9%

        2,980   North Carolina Housing Finance Agency, Home Ownership Revenue           7/09 at 100.00          AA         3,002,320
                 Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative
                 Minimum Tax)

        1,155   North Carolina Housing Finance Agency, Home Ownership Program           7/10 at 100.00         AAA         1,141,394
                 Bonds, 1998 TrustAgreement, Series 10A, 5.400%, 7/01/32 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 6.3%

        2,000   North Carolina Medical Care Commission, Healthcare Facilities Revenue   4/11 at 101.00         N/R         2,033,700
                 Bonds, First Mortgage, Salemtowne Project, Series 2001, 6.625%, 4/01/31


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 1.3%

          400   Raleigh, North Carolina, General Obligation Bonds, Series 2002,         6/12 at 100.00         AAA           402,348
                 5.000%, 6/01/21 (WI, settling 6/11/02)



                                       33


                            Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) (continued)

                                    Portfolio of Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 4.7%

$       1,500   Centennial Authority, North Carolina, Hotel Tax Revenue Bonds (Arena    9/07 at 102.00         AAA       $ 1,517,985
                 Project), Series 1997, 5.125%, 9/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.8%

                Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
                Series 2001A:
        1,530    5.250%, 11/01/18                                                       5/11 at 101.00         Aaa         1,572,197
        2,000    5.000%, 11/01/31                                                       5/11 at 101.00         Aaa         1,906,700


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 17.2%

                City of Greenville, North Carolina, Greenville Utilities
                Commission, Combined Enterprise System Revenue Bonds, Series
                2001:
        1,000    5.250%, 9/01/20                                                        9/11 at 101.00         AAA         1,020,990
          500    5.250%, 9/01/21                                                        9/11 at 101.00         AAA           507,285

                North Carolina Eastern Municipal Power Agency, Power System Revenue
                Refunding Bonds, Series 1999B:
        1,000    5.650%, 1/01/16                                                        1/09 at 102.00         BBB         1,004,670
        1,500    5.750%, 1/01/24                                                        1/09 at 102.00         BBB         1,467,285

        1,500   The Wake County Industrial Facilities and Pollution Control Financing   2/12 at 101.00          A3         1,528,545
                 Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and
                 Light Company Project, Series 2002, 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 29.7%

        3,040   Broad River Water Authority, North Carolina, Water System Revenue       6/10 at 101.00         Aaa         3,086,999
                 Bonds, Series 2000, 5.375%, 6/01/26

        3,000   City of Charlotte, North Carolina, Water and Sewer System Revenue       6/11 at 101.00         AAA         2,995,890
                 Bonds, Series 2001, 5.125%, 6/01/26

                City of Greensboro, North Carolina, Combined Enterprise System Revenue
                Bonds, Series 2001A:
          500    5.125%, 6/01/20                                                        6/11 at 101.00         AA-           505,460
          500    5.125%, 6/01/21                                                        6/11 at 101.00         AA-           502,720

        2,500   City of Kannapolis, North Carolina, Water and Sewer Revenue Bonds,      2/12 at 101.00         AAA         2,445,150
                 Series 2001B, 5.250%, 2/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$      49,200   Total Investments (cost $48,642,730) - 152.4%                                                             48,985,842
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.5%                                                                         162,181
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.9)%                                                        (17,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                            $32,148,023
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.



                            Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)

                            Portfolio of
                                       Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BASIC MATERIALS - 6.4%

$       2,400   Haywood County Industrial Facilities and Pollution Control Financing   10/03 at 102.00         BBB       $ 2,297,592
                 Authority, North Carolina, Solid Waste Disposal Revenue Bonds, Champion
                 International Corporation Project, Series 1993, 5.500%, 10/01/18
                 (Alternative Minimum Tax)

        1,100   The Industrial Facilities and Pollution Control Financing Authority     2/11 at 101.00         BBB         1,111,858
                 of the County of Northampton, North Carolina, Environmental Improvement
                 Revenue Bonds, International Paper Company Project,
                 Series 2001A, 6.200%, 2/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.7%

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2001:
          600    5.125%, 7/15/24                                                        1/11 at 101.00         Aaa           600,414
          200    5.125%, 7/15/27                                                        1/11 at 101.00         Aaa           198,368

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Refunding Bonds, Series 2002:
        1,000    5.000%, 7/15/13                                                        7/12 at 100.00         Aaa         1,050,620
        1,040    5.000%, 7/15/14                                                        7/12 at 100.00         Aaa         1,082,286
        1,000    5.000%, 7/15/15                                                        7/12 at 100.00         Aaa         1,032,440

        4,750   North Carolina Capital Facilities Financing Agency, Revenue Bonds,     10/11 at 100.00         AA+         4,716,988
                 Duke University Project, Series 2001A, 5.125%, 10/01/26

        1,840   The University of North Carolina at Chapel Hill, General Revenue Bonds,   No Opt. Call         AA+         1,965,488
                 Series 2002B,  5.000%, 12/01/11

          400   Board of Governors of the University of North Carolina, University of   4/11 at 101.00         AAA           421,200
                 North Carolina at Greensboro, General Revenue and Revenue Refunding
                 Bonds, Series 2002B, 5.375%, 4/01/17


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.3%

        4,250   The Charlotte-Mecklenburg Hospital Authority, North Carolina,           1/11 at 101.00          AA         4,090,243
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare System,
                 Series 2001A, 5.000%, 1/15/31

        2,725   County of New Hanover, North Carolina, Hospital Revenue Bonds (New     10/03 at 102.00         AAA         2,559,511
                 Hanover Regional Medical Center Project), Series 1993,
                 4.750%, 10/01/23

        2,675   North Carolina Medical Care Commission, Healthcare Facilities Revenue   6/08 at 101.00          AA         2,415,632
                 Bonds, Duke University Health System, Series 1998A, 4.750%, 6/01/28

        2,500   North Carolina Medical Care Commission, Healthcare Facilities Revenue  10/11 at 101.00         AAA         2,397,450
                 Bonds, WakeMed Project, Series 2001, 5.000%, 10/01/32

        1,000   North Carolina Medical Care Commission, Health System Revenue Bonds,   10/11 at 101.00          AA           993,260
                 Mission-Saint Joseph Health System, Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.5%

        3,500   County of Mecklenburg, North Carolina, Multifamily Housing Revenue      1/12 at 102.00         AAA         3,486,945
                 Bonds, Sycamore Green Apartments, Series 2001, 5.500%, 1/15/35
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.8%

          555   North Carolina Housing Finance Agency, Home Ownership Program Bonds,    7/10 at 100.00         AAA           548,462
                 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 (Alternative
                 Minimum Tax)

                North Carolina Housing Finance Agency, Home Ownership Program Bonds,
                Series 13A:
        1,000    4.700%, 7/01/12 (Alternative Minimum Tax)                              7/11 at 100.00          AA         1,004,070
        1,000    4.850%, 7/01/13 (Alternative Minimum Tax)                              7/11 at 100.00          AA         1,006,100


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.9%

          250   County of Durham, North Carolina, General Obligation Bonds, Series      5/10 at 102.00         AAA           273,423
                 2000, 5.600%, 5/01/15

        4,000   State of North Carolina, General Obligation Bonds, Series 2000A,        9/10 at 102.00         AAA         4,183,680
                 5.100%, 9/01/16

        3,200   County of Wake, North Carolina, General Obligation School Bonds,        2/10 at 101.50         AAA         3,486,240
                 Series 2000, 5.400%, 2/01/13


                                       35



                            Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (continued)

                                    Portfolio of Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED - 11.2%

$       1,850   City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds,       6/12 at 101.00         AA+       $ 1,924,518
                 Series 2002, 5.250%, 6/01/18

                County of Hartnett, North Carolina, Certificates of Participation,
                Series 2002:
        1,000    5.250%, 12/01/15                                                      12/12 at 101.00         AAA         1,063,530
        2,025    5.375%, 12/01/16                                                      12/12 at 101.00         AAA         2,161,141
          825    5.000%, 12/01/18                                                      12/12 at 101.00         AAA           836,905


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.9%

                Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
                Series 2001A:
        1,000    5.250%, 11/01/15                                                       5/11 at 101.00         Aaa         1,050,030
        2,320    5.250%, 11/01/16                                                       5/11 at 101.00         Aaa         2,417,324
        2,230    5.250%, 11/01/17                                                       5/11 at 101.00         Aaa         2,307,470

                The University of North Carolina at Charlotte, Parking System Revenue
                Bonds, Series 2002:
          360    5.000%, 1/01/17                                                        1/12 at 101.00         Aaa           366,653
          270    5.000%, 1/01/20                                                        1/12 at 101.00         Aaa           269,833
          500    5.125%, 1/01/27                                                        1/12 at 101.00         Aaa           496,520


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 24.3%

        3,000   City of Fayetteville, North Carolina, Public Works Commission, Revenue  3/07 at 101.00         AAA         3,001,440
                 Bonds, Series 1997,  5.125%, 3/01/24

        2,400   North Carolina Eastern Municipal Power Agency, Power System Revenue     1/03 at 102.00         BBB         2,401,008
                 Bonds, Series 1993D, 5.600%, 1/01/16

        1,500   North Carolina Municipal Power Agency Number 1, Catawba Electric        1/10 at 101.00        BBB+         1,572,690
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        1,775   Puerto Rico Electric Power Authority, Power Revenue Bonds, 2002         7/12 at 101.00         AAA         1,872,022
                 Series II, 5.375%, 7/01/19

        4,000   The Wake County Industrial Facilities and Pollution Control Financing   2/12 at 101.00          A3         4,076,120
                 Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and
                 Light Company Project, Series 2002, 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 29.5%

          600   Metropolitan Sewerage District of Buncombe County, North Carolina,      7/11 at 100.00         AAA           580,770
                 Sewerage System Revenue Bonds, Series 2001, 5.000%, 7/01/31

        2,710   Town of Cary, North Carolina, Combined Enterprise System Revenue       12/11 at 100.00          AA         2,644,581
                 Bonds, Series 2001, 5.000%, 12/01/26

        1,780   City of Charlotte, North Carolina, Water and Sewer System Revenue       6/11 at 101.00         AAA         1,781,388
                 Bonds, Series 2001, 5.125%, 6/01/26

        4,520   City of Charlotte, North Carolina, Water and Sewer System Revenue         No Opt. Call         AAA         4,909,805
                 Bonds, Series 2002, 5.250%, 7/01/13

                Orange Water and Sewer Authority, North Carolina, Water and
                Sewer System Revenue Bonds, Series 2001:
        1,465    5.000%, 7/01/20                                                        7/11 at 101.00         Aa1         1,466,655
        2,000    5.000%, 7/01/26                                                        7/11 at 101.00         Aa1         1,952,040

        2,500   City of Raleigh, North Carolina, Combined Enterprise System Revenue     3/09 at 101.00         AAA         2,380,873
                 Bonds, Series 1999, 4.750%, 3/01/24
------------------------------------------------------------------------------------------------------------------------------------
$      81,615   Total Investments (cost $81,953,878) - 154.5%                                                             82,455,586
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (2.0)%                                                                   (1,072,265)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                            $53,383,321
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.



                            Nuveen Virginia Premium Income Municipal Fund (NPV)

                            Portfolio of
                                       Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BASIC MATERIALS - 3.7%

$         500   Industrial Development Authority of the County of Bedford, Virginia,    2/08 at 102.00         Ba1       $   419,350
                 Industrial DevelopmentRefunding Revenue Bonds (Nekoosa Packaging
                 Corporation), Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)

        1,900   Industrial Development Authority of the County of Bedford, Virginia,   12/09 at 101.00         Ba1         1,800,022
                 Industrial Development Refunding Revenue Bonds (Nekoosa Packaging
                 Corporation), Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)

        1,000   Industrial Development Authority of Goochland County, Virginia,        12/08 at 101.00         Ba1           839,390
                 Industrial Development Refunding Revenue Bonds (Nekoosa Packaging
                 Corporation Project), Series 1998, 5.650%, 12/01/25 (Alternative
                 Minimum Tax)

        2,000   Virginia Small Business Financing Authority, Industrial Development     1/03 at 102.00         N/R         1,650,000
                 Revenue Bonds (Albion Enterprises, L.L.C. Project), Series 1998A,
                 6.400%, 1/01/14 (Alternative Minimum Tax)#


------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL GOODS - 1.5%

        2,000   Industrial Development Authority of the County of Charles City,           No Opt. Call         BBB         1,912,060
                 Virginia, Solid Waste Disposal Facility Revenue Refunding Bonds
                 (USA Waste of Virginia, Inc. Project), Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.5%

        1,840   The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed 7/10 at 100.00         Aa3         1,879,818
                 Bonds, Series 2000, 5.750%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.1%

        3,500   Industrial Development Authority of the City of Alexandria, Virginia,  10/10 at 101.00         AAA         3,753,995
                 Fixed Rate Revenue Bonds (Institute for Defense Analyses), Series 2000A,
                 5.900%, 10/01/30

                Industrial Development Authority of Danville, Virginia, Student
                Housing Revenue Bonds (Collegiate Housing Foundation - Averett
                College Project), Series 1999A:
          500    6.875%, 6/01/20                                                        6/09 at 102.00         N/R           479,620
        1,500    7.000%, 6/01/30                                                        6/09 at 102.00         N/R         1,432,065

                Industrial Development Authority of the City of Lynchburg,
                Virginia, Educational Facilities Revenue Bonds (Randolph-Macon
                Women's College), Series 1993:
        2,940    5.875%, 9/01/13                                                        9/03 at 102.00          A-         3,027,112
        2,500    5.875%, 9/01/23                                                        9/03 at 102.00          A-         2,534,350

          500   Prince William County Park Authority, Virginia, Park Facilities        10/09 at 101.00          A3           518,635
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

          500   Industrial Development Authority of Rockbridge County, Virginia,        7/11 at 100.00        Baa3           500,615
                 Virginia Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

        2,000   Virginia College Building Authority, Educational Facilities Revenue     9/11 at 100.00         AA+         1,959,920
                 Bonds, Public Higher Education Financing Program, Series 2001A,
                 5.000%, 9/01/26

        3,000   Virginia College Building Authority, Educational Facilities Revenue    11/04 at 100.00         Aa1         3,180,570
                 Bonds, University of Richmond Project, Series 1994, 5.550%, 11/01/19
                 (Optional put 11/01/04)

        1,000   Virginia College Building Authority, Educational Facilities Revenue       No Opt. Call         AAA         1,026,210
                 Bonds, Washington and Lee University Project, Series 1998,
                 5.250%, 1/01/31

        1,000   Virginia College Building Authority, Educational Facilities Revenue     4/10 at 101.00          A+         1,074,570
                  Bonds, Hampton University Project, Series 2000, 6.000%, 4/01/20

                                       37


                            Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)

                                    Portfolio of Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE - 16.9%

$       4,850   Industrial Development Authority of Fairfax County, Virginia, Hospital    No Opt. Call          AA       $ 4,777,929
                 Revenue Refunding Bonds (Inova Health System Hospitals Project),
                 Series 1993A, 5.000%, 8/15/23

        4,650   Bon Secours Health System Obligated Group Revenue Bonds, Industrial     8/05 at 102.00         AAA         4,700,918
                 Development Authority of the County of Hanover, Virginia, Hospital
                 Revenue Bonds (Bon Secours Health System Projects), Series 1995,
                 5.500%, 8/15/25

        1,500   Industrial Development Authority of the County of Henrico, Virginia,      No Opt. Call         AAA         1,738,965
                 Healthcare Revenue Bonds (Bon Secours Health), Series 1996,
                 6.250%, 8/15/20

        4,750   Medical College of Virginia Hospitals Authority, General Revenue Bonds, 7/08 at 102.00         AAA         4,713,520
                 Series 1998, 5.125%, 7/01/23

        2,500   Industrial Development Authority of the City of Norfolk, Virginia,     11/04 at 102.00          AA         2,735,700
                 Hospital Revenue Refunding Bonds (Sentara Hospitals), Series 1994A,
                 6.500%, 11/01/13

        3,000   Industrial Development Authority of the County of Roanoke, Virginia,    7/12 at 100.00         AAA         3,118,740
                 Hospital Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.2%

          680   Industrial Development Authority of Arlington County, Virginia,         7/05 at 102.00           A           724,635
                 Multifamily Housing Mortgage Revenue Bonds (Arlington Housing
                 Corporation), Series 1995, 5.700%, 7/01/07

        1,515   Industrial Development Authority of Arlington County, Virginia,         5/10 at 100.00         Aaa         1,577,176
                 Multifamily Housing Revenue Bonds (Patrick Henry Apartments Project),
                 Series 2000, 6.050%, 11/01/32 (Alternative Minimum Tax)
                 (Mandatory put 11/01/20)

        4,445   Hampton Redevelopment and Housing Authority, Virginia, Multifamily      7/02 at 104.00         AA-         4,635,290
                 Housing Revenue Refunding Bonds (Chase Hampton II Apartments),
                 Series 1994, 7.000%, 7/01/24 (Mandatory put 7/01/04)

        1,495   Economic Development Authority of Henrico County, Virginia, Beth Sholom 7/09 at 102.00         AAA         1,556,445
                 Assisted Living Revenue Bonds, GNMA Mortgage-Backed Securities
                 Financing, Series 1999A, 5.900%, 7/20/29

        1,000   Lynchburg Redevelopment and Housing Authority, Virginia, Vistas Revenue 4/10 at 102.00         AAA         1,028,180
                 Bonds, GNMA Mortgage-Backed Securities Financing, Series 2000A,
                 6.200%, 1/20/40 (Alternative Minimum Tax)

        2,355   Suffolk Redevelopment and Housing Authority, Virginia, Mortgage         7/02 at 100.00         AAA         2,356,248
                 Revenue Refunding Bonds (FHA-Insured Mortgage Loan - Wilson Pines
                 Apartments Section 8 Assisted Project), Series 1993, 6.125%, 1/01/23


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.3%

        2,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,    1/08 at 102.00         AA+         1,985,940
                 Series 1996G, Subseries G-1, 5.300%, 1/01/22 (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,    7/11 at 100.00         AAA         1,002,450
                 Series 2001H, Subseries H-1, 5.350%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

                Industrial Development Authority of the City of Winchester,
                Virginia, Residential Care Facility First Mortgage Revenue Bonds
                (Westminster- Canterbury of Winchester Inc.), Series 1998:
        1,350    5.750%, 1/01/18                                                        1/03 at 102.00         N/R         1,283,310
        1,000    5.750%, 1/01/27                                                        1/03 at 102.00         N/R           910,770


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.7%

                The City of Hampton, Virginia, General Obligation Public Improvement
                Bonds, Series 2000:
          890    5.750%, 2/01/17                                                        2/10 at 102.00          AA           974,968
        2,000    6.000%, 2/01/20                                                        2/10 at 102.00          AA         2,205,200

        1,400   Northern Mariana Islands Commonwealth, General Obligation Bonds,        6/10 at 100.00           A         1,438,892
                 Series 2000A, 6.000%, 6/01/20

        4,200   Commonwealth of Puerto Rico, General Obligation Public Improvement      7/06 at 101.50          A-         4,237,254
                 Bonds, Series 1996, 5.400%, 7/01/25

        1,205   City of Richmond, Virginia, General Obligation Public Improvement       7/03 at 102.00          AA         1,221,966
                 Bonds, Series 1993B, 5.500%, 7/15/23

        1,430   City of Roanoke, Virginia, General Obligation Public Improvement       10/12 at 101.00          AA         1,466,637
                 Bonds, Series 2002A, 5.000%, 10/01/17



                                       38

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,425   City of Virginia Beach, Virginia, General Obligation Public Improvement 6/11 at 101.00         AA+       $ 1,431,584
                 Bonds, Series 2001, 5.000%, 6/01/20

        2,000   City of Winchester, Virginia, General Obligation Public Improvement and 1/04 at 102.00          AA         2,102,980
                 Refunding Bonds, Series 1994, 5.500%, 1/15/14


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.6%

                County of Cumberland, Virginia, Certificates of Participation, Series 1997:
        1,075    6.200%, 7/15/12                                                          No Opt. Call         N/R         1,135,383
        1,350    6.375%, 7/15/17                                                          No Opt. Call         N/R         1,428,746

          500   Industrial Development Authority of Dinwiddie County, Virginia, Lease   2/07 at 102.00         N/R           509,980
                 Revenue Bonds (Dinwiddie County School Facilities Project), Series 1997A,
                 6.000%, 2/01/18

        1,000   Fairfax County Economic Development Authority, Virginia, Parking        9/09 at 102.00          AA         1,105,340
                 Revenue Bonds (Vienna II Metrorail Station Project), 1999 First
                 Series, 6.000%, 9/01/18

                Greater Richmond Convention Center Authority, Virginia, Hotel
                Tax Revenue Bonds (Convention Center Expansion Project), Series
                2000:
          600    6.125%, 6/15/25                                                        6/10 at 101.00          A-           641,880
        2,000    6.125%, 6/15/29                                                        6/10 at 101.00          A-         2,134,160

        3,000   Hampton Roads Regional Jail Authority, Virginia, Regional Jail Facility 7/06 at 102.00         AAA         3,072,180
                 Revenue Bonds, Series 1996A, 5.500%, 7/01/24

        1,230   Middlesex County Industrial Development Authority, Virginia, Lease      8/09 at 102.00         AAA         1,329,396
                 Revenue Bonds, School Facilities Project, Series 1999, 6.000%, 8/01/24

        2,000   Puerto Rico Highway and Transportation Authority, Transportation        7/12 at 100.00         AAA         1,975,380
                 Revenue Bonds, Series D, 5.000%, 7/01/32

                Puerto Rico Public Buildings Authority, Government Facilities
                Revenue Refunding Bonds, Guaranteed by the Commonwealth of
                Puerto Rico, Series D:
        1,000    5.250%, 7/01/27                                                        7/12 at 100.00          A-         1,000,340
        1,200    5.250%, 7/01/36                                                        7/12 at 100.00          A-         1,186,416

        2,000   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands 10/10 at 101.00        BBB-         2,156,620
                  Gross Receipts Taxes Loan Note), Series 1999A, 6.500%, 10/01/24

        2,250   Virginia College Building Authority, Educational Facilities Revenue     2/09 at 101.00         AA+         2,427,390
                  Bonds (21st Century College Program), Series 2000, 6.000%, 2/01/20

        2,000   Virginia College Building Authority, Educational Facilities Revenue     2/12 at 100.00         AA+         1,988,720
                 Bonds  (21st Century College and Equipment Program), Series 2002A,
                 5.000%, 2/01/22

                Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan
                Bond Program, Series 2000B:
        1,120    5.500%, 5/01/20                                                        5/10 at 101.00         AAA         1,169,258
        3,060    5.500%, 5/01/30                                                        5/10 at 101.00         AAA         3,145,588


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.0%

        1,900   Metropolitan Washington Airports Authority, Virginia, Airport System   10/02 at 102.00         AAA         1,962,434
                 Revenue Bonds, Series 1992A, 6.625%, 10/01/19 (Alternative Minimum Tax)

        1,400   Metropolitan Washington Airports Authority, Virginia, Airport System   10/07 at 101.00         Aa3         1,389,360
                 Revenue Bonds, Series 1997A, 5.375%, 10/01/23

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,             7/11 at 100.00         AAA         3,952,120
                 Series 2001A, 5.125%, 7/01/31

        6,065   Virginia Port Authority, Port Facilities Revenue Bonds, Series 1997,    7/07 at 101.00         AAA         6,190,727
                 5.600%, 7/01/27 (Alternative Minimum Tax)

        2,000   Virginia Resources Authority, Airport Revolving Fund Revenue Bonds,     2/11 at 100.00         Aa2         2,003,300
                 Series 2001A, 5.250%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 19.3%

        3,000   Prince William County Park Authority, Virginia, Revenue Bonds,         10/04 at 102.00      N/R***         3,369,660
                 Series 1994,  6.875%, 10/15/16 (Pre-refunded to 10/15/04)

        2,000   Puerto Rico Infrastructure Financing Authority, Special Obligation     10/10 at 101.00         AAA         2,077,340
                 Bonds, Series 2000A, 5.500%, 10/01/40

        5,800   Valley Resource Authority of the City of Roanoke, Virginia, Solid Waste 9/02 at 102.00       A+***         5,975,972
                 System Revenue Bonds, Series 1992, 5.750%, 9/01/12 (Pre-refunded to 9/01/02)


                                       39


                            Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)

                                    Portfolio of Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (continued)

$       1,250   Virginia College Building Authority, Educational Facilities Revenue     1/04 at 102.00         AAA       $ 1,343,875
                 Bonds, Washington and Lee University Project, Series 1994,
                 5.800%, 1/01/24 (Pre-refunded to 1/01/04)

        3,955   Virginia Resources Authority, Water and Sewer System Revenue Bonds     10/07 at 100.00       AA***         4,388,152
                 (Sussex County Project), Series 1995A, 5.600%, 10/01/25 (Pre-refunded to 10/01/07)

        7,035   Commonwealth Transportation Board, Commonwealth of Virginia,            5/04 at 101.00      AA+***         7,642,613
                 Transportation Revenue Bonds (Northern Virginia Transportation
                 District Program), Series 1995A, 6.250%, 5/15/17 (Pre-refunded to 5/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.3%

        5,060   Halifax County Industrial Development Authority, Virginia, Revenue     12/02 at 102.00          A+         5,216,759
                 Bonds (Old Dominion Electric Cooperative), 6.350%, 12/01/07
                 (Alternative Minimum Tax)

        2,250   Industrial Development Authority of the Town of Louisa, Virginia,       1/04 at 102.00           A         2,181,893
                 Pollution Control Revenue Bonds (Virginia Electric and Power
                 Company Project), Series 1994, 5.450%, 1/01/24

        3,500   City of Richmond, Virginia, Utility Revenue Refunding Bonds,            1/08 at 101.00         AAA         3,481,975
                 Series 1998A, 5.125%, 1/15/28

        6,150   Southeastern Public Service Authority of Virginia, Senior Revenue       7/03 at 102.00          A-         6,203,751
                 Bonds (Regional Solid Waste System), Series 1993, 6.000%, 7/01/17
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.8%

        2,000   Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996,             7/06 at 102.00         AAA         2,100,000
                 5.875%, 7/15/28

        2,000   Fairfax County Water Authority, Virginia, Water Revenue Bonds,          4/10 at 101.00         AAA         2,096,940
                 Series 2000, 5.625%, 4/01/25

                Fairfax County Water Authority, Virginia, Water Refunding Revenue Bonds,
                Series 2002:
        2,030    5.375%, 4/01/19                                                        4/12 at 100.00         AAA         2,119,685
        1,000    5.000%, 4/01/27                                                        4/12 at 100.00         AAA           984,690

        1,650   Henrico County, Virginia, Water and Sewer System Revenue Refunding      5/09 at 102.00         AA+         1,611,275
                 Bonds, Series 1999, 5.000%, 5/01/28

        6,200   City of Norfolk, Virginia, Water Revenue Bonds, Series 1995,           11/05 at 102.00         AAA         6,623,398
                 5.875%, 11/01/20

                City of Norfolk, Virginia, Water Revenue and Refunding Bonds, Series 2001:
        1,310    5.000%, 11/01/21                                                      11/11 at 100.00         AAA         1,311,402
        1,380    5.000%, 11/01/22                                                      11/11 at 100.00         AAA         1,373,818

        1,955   Rivanna Water and Sewer Authority, Virginia, Regional Water and Sewer  10/09 at 101.00         Aa3         2,026,651
                 System Revenue Bonds, Series 1999, 5.625%, 10/01/29

        1,000   Upper Occoquan Sewage Authority, Virginia, Regional Sewerage System     1/04 at 102.00         AAA         1,000,440
                 Revenue Refunding Bonds, Series 1993, 5.000%, 7/01/21

        2,250   City of Virginia Beach, Virginia, Storm Water Utility Revenue Bonds,    9/10 at 101.00         Aa3         2,443,163
                 Series 2000, 6.000%, 9/01/24

          500   Virginia Resources Authority, Clean Water State Revolving Fund Revenue 10/10 at 100.00         AAA           525,391
                 Bonds, Series 1999, 5.625%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------
$     184,845   Total Investments (cost $182,461,047) - 147.6%                                                           189,917,560
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                       2,537,020
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (63,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $128,654,580
                ====================================================================================================================

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                                 See accompanying notes to financial statements.


                                       40

                            Nuveen Virginia Dividend Advantage Municipal Fund (NGB)

                            Portfolio of
                                       Investments May 31, 2002


    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 7.3%

$         730   The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed 7/10 at 100.00         Aa3       $   745,797
                 Bonds, Series 2000, 5.750%, 7/01/20

                Guam Economic Development Authority, Asset-Backed Bonds, Series 2001A:
          250    5.000%, 5/15/22                                                        5/11 at 100.00          A2           253,473
          850    5.400%, 5/15/31                                                        5/11 at 100.00          A2           873,970

        1,400   Guam Economic Development Authority, Asset-Backed Bonds,                5/11 at 100.00          A2         1,376,774
                 Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.7%

          500   The Industrial Development Authority of the City of Danville, Virginia, 3/11 at 102.00         N/R           478,485
                 Educational Facilities Revenue Bonds, Averett University Project,
                 Series 2001, 6.000%, 3/15/22

          850   Prince William County Park Authority, Virginia, Park Facilities        10/09 at 101.00          A3           881,680
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

                Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                Control Facilities Financing Authority, Higher Education Revenue Bonds
                (Ana G. Mendez University System Project), Series 1999:
          160    5.375%, 2/01/19                                                        2/09 at 101.00         BBB           159,464
          320    5.375%, 2/01/29                                                        2/09 at 101.00         BBB           309,421

          500   Industrial Development Authority of Rockbridge County, Virginia, Virginia No Opt. Call        Baa3           500,995
                 Horse Center Revenue Refunding Bonds, Series 2001B, 6.125%, 7/15/11

        1,000   Industrial Development Authority of Rockbridge County, Virginia,        7/11 at 100.00        Baa3         1,001,230
                 Virginia Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

        1,325   Virginia College Building Authority, Educational Facilities             9/10 at 100.00         AA+         1,351,381
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2000A, 5.000%, 9/01/17

          500   Virginia College Building Authority, Educational Facilities Revenue     7/08 at 101.00          AA           503,105
                 Refunding Bonds (Marymount University Project), Series 1998,
                 5.100%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.8%

                Industrial Development Authority of Albemarle County, Virginia,
                Hospital Revenue Refunding Bonds (Martha Jefferson Hospital),
                Series 1993:
        1,000    5.500%, 10/01/15                                                      10/03 at 102.00          A2         1,015,260
        1,000    5.500%, 10/01/20                                                      10/03 at 102.00          A2         1,001,880

        1,000   Industrial Development Authority of Fauquier County, Virginia,         10/12 at 102.00          AA           988,650
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25

        2,000   Industrial Development Authority of the City of Fredericksburg,         6/07 at 102.00         AAA         2,051,380
                 Virginia, Hospital Facilities Revenue Refunding Bonds (MediCorp
                 Health System Obligated Group), Series 1996, 5.250%, 6/15/16

        1,000   Industrial Development Authority of the City of Lynchburg, Virginia,    1/08 at 101.00          A+           993,830
                 Healthcare Facilities Revenue Refunding Bonds (Centra Health),
                 Series 1998, 5.200%, 1/01/23

        1,000   Industrial Development Authority of the City of Norfolk, Virginia,      8/07 at 102.00         AAA         1,000,810
                 Healthcare Revenue Bonds (Bon Secours Health System), Series 1997,
                 5.250%, 8/15/26

          800   Industrial Development Authority of the City of Norton, Virginia,      12/11 at 101.00           A           826,520
                 Hospital Revenue Refunding and  Improvement Bonds, Norton Community
                 Hospital, Series 2001, 6.000%, 12/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5%

        1,000   Industrial Development Authority of Arlington County, Virginia,        11/11 at 102.00         AAA           979,690
                 Multifamily Housing Mortgage Revenue Bonds, Arlington View Terrace
                 Apartments, Series 2001, 5.150%, 11/01/31 (Alternative Minimum Tax)
                 (Mandatory put 11/01/19)

        1,000   Virginia Housing Development Authority, Rental Housing Bonds,          10/10 at 100.00         AA+         1,022,940
                 Series 2000G, 5.625%, 10/01/20 (Alternative Minimum Tax)


                                       41

                            Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (continued)

                                    Portfolio of Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY - 9.4%

$       1,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,    7/11 at 100.00         AAA       $ 1,002,450
                 Series 2001H, Subseries H-1, 5.350%, 7/01/31

        3,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,    7/10 at 100.00         AA+         3,177,750
                 Series 2000B, Subseries B-2, 5.875%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.5%

        2,000   Industrial Development Authority of Albemarle County, Virginia,         1/12 at 100.00         N/R         1,993,760
                 Residential Care Facility Revenue Bonds, Westminster Canterbury
                 of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 27.3%

        2,000   County of Chesterfield, Virginia, General Obligation Public Improvement 1/11 at 100.00         AAA         2,008,920
                 Bonds, Series 2001, 5.000%, 1/15/21

        3,310   Town of Leesburg, Virginia, General Obligation Public Improvement       1/11 at 101.00         AAA         3,352,467
                 Bonds, Series 2000,  5.125%, 1/15/21

        1,540   Loudoun County, Virginia, General Obligation Public Improvement Bonds,  1/11 at 101.00         AA+         1,578,993
                 Series 2001B, 5.250%, 1/01/20

        1,000   City of Newport News, Virginia, General Obligation Public Improvement   5/10 at 102.00          AA         1,089,300
                 Bonds, Series 2000A, 5.625%, 5/01/16

          320   Northern Mariana Islands Commonwealth, General Obligation Bonds,        6/10 at 100.00           A           328,890
                 Series 2000A, 6.000%, 6/01/20

        1,300   City of Richmond, Virginia, General Obligation Public Improvement and   1/10 at 101.00         AAA         1,301,807
                 Refunding Bonds, Series 1999A, 5.125%, 1/15/24

        2,425   City of Virginia Beach, Virginia, General Obligation Public Improvement 6/11 at 101.00         AA+         2,428,056
                 Bonds, Series 2001, 5.000%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 9.0%

          960   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands 10/10 at 101.00        BBB-         1,034,918
                 Gross Receipts Taxes Loan Note), Series 1999A, 6.375%, 10/01/19

          500   Virginia College Building Authority, Educational Facilities Revenue     2/12 at 100.00         AA+           497,180
                 Bonds, 21st Century College and Equipments Program, Series 2002A,
                 5.000%, 2/01/22

          430   Commonwealth Transportation Board, Commonwealth of Virginia             5/07 at 101.00         AA+           437,026
                 Transportation Revenue Refunding Bonds (Northern Virginia
                 Transportation District Program), Series 1997B, 5.125%, 5/15/19

        2,000   Virginia Public School Authority, School Financing Bonds, 1997          8/11 at 101.00         AA+         2,022,920
                 Resolution, Series 2001A, 5.000%, 8/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 28.7%

        1,750   Capital Region Airport Commission, Richmond, Virginia, International    7/05 at 102.00         AAA         1,805,213
                 Airport Projects, Airport Revenue Bonds, Series 1995A, 5.625%, 7/01/20

        1,000   Chesapeake Bay and Bridge Tunnel Commission, Virginia, District Revenue   No Opt. Call         AAA         1,064,420
                 Bonds, General Resolution Refunding, Series 1998, 5.500%, 7/01/25

        3,000   Metropolitan Washington D.C. Airports Authority, Airport System        10/11 at 101.00        AAA          3,037,020
                 Revenue Bonds, Series 2001A, 5.500%, 10/01/27 (Alternative Minimum Tax)

          250   Metropolitan Washington D.C. Airports Authority, Airport System        10/11 at 101.00        AAA            244,678
                 Revenue Bonds, Series 2001B, 5.000%, 10/01/21

        1,250   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,       4/11 at 101.00         N/R         1,133,513
                 Special Facilities Revenue Bonds, Northwest Airlines, Inc. Project,
                 Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)

        3,000   Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series      7/11 at 100.00         AAA         2,964,090
                 2001A, 5.125%, 7/01/31

        1,225   Virginia Resources Authority, Airport Revolving Fund Revenue Bonds,     2/11 at 100.00         Aa2         1,227,021
                 Series 2001A, 5.250%, 8/01/23

        1,250   Virginia Resources Authority, Airport Revolving Fund Revenue Bonds,     2/11 at 100.00         Aa2         1,192,813
                 Series 2001B, 5.125%, 8/01/27 (Alternative Minimum Tax)


                                       42

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 9.6%

$       1,000   Industrial Development Authority of Henry County, Virginia, Hospital    1/07 at 101.00       A+***       $ 1,120,060
                 Revenue Bonds (Memorial Hospital of Martinsville and Henry Counties),
                 Series 1997, 6.000%, 1/01/27 (Pre-refunded to 1/01/07)

                Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds,
                Series 2000A:
        1,500    5.500%, 10/01/32                                                      10/10 at 101.00         AAA         1,560,735
        1,500    5.500%, 10/01/40                                                      10/10 at 101.00         AAA         1,558,005


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.2%

        1,000   City of Bristol, Virginia, Utility System Revenue Refunding Bonds,      7/11 at 102.00         AAA         1,000,370
                 Series 2001, 5.000%, 7/15/21

        1,725   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,    7/05 at 100.00          A-         1,732,952
                 Series Z, 5.250%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 14.2%

        2,000   Fairfax County Water Authority, Virginia, Water Refunding Revenue Bonds,  No Opt. Call         AAA         2,025,520
                 Series 1997, 5.000%, 4/01/21

        2,000   Henrico County, Virginia, Water and Sewer System Revenue Refunding      5/09 at 102.00         AA+         1,991,180
                 Revenue Bonds, Series 1999, 5.000%, 5/01/22

          520   Prince William County Service Authority, Virginia, Water and Sewer      7/09 at 101.00         AAA           546,452
                 System Revenue Bonds, Series 1999, 5.500%, 7/01/19

        1,680   Virginia Resources Authority, Clean Water State Revolving Fund Revenue 10/10 at 100.00         AAA         1,743,653
                 Bonds, Series 2000, 5.400%, 10/01/20
------------------------------------------------------------------------------------------------------------------------------------
$      65,620   Total Investments (cost $66,122,008) - 150.2%                                                             66,518,867
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1%

$         500   Puerto Rico Government Development Bank, Adjustable Refunding Bonds,                        VMIG-1           500,000
=============    Series 1985, Variable Rate Demand Bonds, 1.000%, 12/01/15+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.9%                                                                       1,289,290
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (54.2)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                            $44,308,157
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.



                            Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)

                            Portfolio of
                                       Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 7.3%

$       1,000   Fairfax County Economic Development Authority, Virginia, Revenue Bonds  9/09 at 101.00         Aaa       $ 1,014,550
                 (National Wildlife Federation Project), Series 1999, 5.375%, 9/01/29

        3,000   Puerto Rico Industrial, Tourist, Educational, Medical, and             12/12 at 101.00         BBB         2,953,740
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez University
                 System Project, Series 2002, 5.375%, 12/01/21

        2,000   Virginia College Building Authority, Educational Facilities             9/11 at 100.00         AA+         1,959,920
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2001A, 5.000%, 9/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.4%

        3,000   Industrial Development Authority of Fauquier County, Virginia,         10/12 at 102.00          AA         2,965,950
                  Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                  5.250%, 10/01/25

        1,200   Industrial Development Authority of the City of Norton, Virginia,      12/11 at 101.00           A         1,239,780
                 Hospital Refunding and Improvement Revenue Bonds, Norton Community
                 Hospital, Series 2001, 6.000%, 12/01/22

        1,000   Industrial Development Authority of the County of Prince William,      10/08 at 102.00         Aaa         1,002,160
                 Virginia, Hospital Facility Refunding Revenue Bonds (Potomac Hospital
                 Corporation of Prince William), Series 1998, 5.000%,10/01/18

        3,915   Industrial Development Authority of the County of Roanoke, Virginia,    7/12 at 100.00         AAA         4,044,861
                 Hospital Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 9.9%

          500   Virginia Housing Development Authority, Commonwealth Mortgage           1/08 at 102.00         AA+           510,560
                 Bonds, 1996 Series H, Subseries H-2, 5.200%, 7/01/17

        7,485   Virginia Housing Development Authority, Commonwealth Mortgage           7/11 at 100.00         AAA         7,503,338
                 Bonds, 2001 Series H, Subseries H-1, 5.350%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.6%

        1,750   City of Chesapeake, Virginia, General Obligation Public Improvement    12/11 at 100.00          AA         1,879,168
                 Refunding Bonds, Series 2001, 5.500%, 12/01/16

        1,730   Loudoun County, Virginia, General Obligation Public Improvement        11/11 at 101.00         AA+         1,693,220
                 Bonds, Series 2001C, 4.500%, 11/01/17

          525   City of Portsmouth, Virginia, General Obligation Public Utility         6/08 at 100.00         AAA           525,137
                 Refunding Bonds, Series 2001B, 5.000%, 6/01/21

                Powhatan County, Virginia, General Obligation Bonds, Series 2001:
          660    5.000%, 1/15/23                                                        1/11 at 101.00         AAA           652,846
        2,000    5.000%, 1/15/27                                                        1/11 at 101.00         AAA         1,959,380

        3,250   Commonwealth of Puerto Rico, General Obligation Public Improvement      7/11 at 100.00         AAA         3,259,230
                 Refunding Bonds, Series 2001, 5.125%, 7/01/30

                City of Roanoke, Virginia, General Obligation Public Improvement Bonds,
                Series 2002A:
        2,400    5.000%, 10/01/18                                                      10/12 at 101.00          AA         2,444,592
        2,435    5.000%, 10/01/19                                                      10/12 at 101.00          AA         2,465,340

        1,280   City of Roanoke, Virginia, General Obligation Public Improvement       10/12 at 101.00         AAA         1,304,896
                 Bonds, Series 2002B, 5.000%, 10/01/15 (Alternative Minimum Tax)

                City of Salem, Virginia, General Obligation Public Improvement Bonds,
                Series 2002:
        1,145    5.375%, 1/01/21                                                        1/12 at 100.00         Aa3         1,182,167
        1,200    5.375%, 1/01/22                                                        1/12 at 100.00         Aa3         1,233,420
        1,260    5.375%, 1/01/23                                                        1/12 at 100.00         Aa3         1,290,265
        1,325    5.375%, 1/01/24                                                        1/12 at 100.00         Aa3         1,353,806


                                       44

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,500   City of Virginia Beach, Virginia, General Obligation Public Improvement 6/11 at 101.00         AA+       $ 1,518,375
                 Bonds, Series 2001, 5.000%, 6/01/19

        1,420   City of Virginia Beach, Virginia, General Obligation Public Improvement 3/12 at 100.00         AA+         1,421,519
                 Refunding Bonds, Series 2002, 5.000%, 3/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 40.1%

        1,000   City of Bristol, Virginia, General Obligation Utility System Revenue   11/12 at 102.00         AAA           986,030
                 Bonds, Series 2002, 5.000%, 11/01/24

        5,350   Puerto Rico Highway and Transportation Authority, Transportation        7/12 at 100.00         AAA         5,284,142
                Revenue Bonds, Series D, 5.000%, 7/01/32

        3,000   Puerto Rico Infrastructure Financing Authority, Special Tax Revenue     1/08 at 101.00         AAA         2,975,250
                  Bonds, Series 1997A, 5.000%, 7/01/28

        1,150   Puerto Rico Public Building Authority, Government Facilities Revenue    7/07 at 101.50         AAA         1,143,123
                 Bonds, Series B, Guaranteed by the Commonwealth of Puerto Rico,
                 5.000%, 7/01/27

                Puerto Rico Public Buildings Authority, Government Facilities
                Revenue Refunding Bonds, Guaranteed by the Commonwealth of
                Puerto Rico, Series D:
        1,500    5.250%, 7/01/27                                                        7/12 at 100.00          A-         1,500,510
          500    5.250%, 7/01/36                                                        7/12 at 100.00          A-           494,340

        2,800   Puerto Rico Public Finance Corporation, Commonwealth Appropriation      2/12 at 100.00          A-         2,847,012
                 Bonds, Series 2002E, 5.500%, 8/01/29

        1,790   Virginia College Building Authority, Educational Facilities Revenue     2/12 at 100.00         AA+         1,779,904
                 Bonds, 21st Century College and Equipment Program, Series 2002A,
                 5.000%, 2/01/22

        2,710   Commonwealth Transportation Board, Commonwealth of Virginia,            5/11 at 100.00         AA+         2,656,179
                 Transportation Revenue Bonds Northern Virginia Transportation District,
                 Series 2001A, 5.000%, 5/15/26

                Commonwealth Transportation Board, Commonwealth of Virginia,
                Transportation Revenue Bonds, U.S. Route 58 Corridor Development
                Program, Series 2001B:
        1,705    5.000%, 5/15/22                                                        5/11 at 100.00         AA+         1,697,498
        1,665    5.000%, 5/15/23                                                        5/11 at 100.00         AA+         1,646,852

        1,710   Virginia Public Building Authority, Public Facilities Revenue Bonds,    8/08 at 100.00         AAA         1,722,056
                 Series 1999A, 5.000%, 8/01/19

        2,540   Virginia Public School Authority, School Financing Bonds, 1997          8/11 at 101.00         AA+         2,569,108
                 Resolution, Series 2001A, 5.000%, 8/01/19

                Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
                Loan Bond Program, Series 2001D:
        1,265    5.000%, 5/01/26                                                        5/10 at 101.00          AA         1,229,694
        4,330    5.000%, 5/01/31                                                        5/10 at 101.00          AA         4,166,586


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.4%

        2,500   Chesapeake Bay Bridge and Tunnel Commission, Virginia, District           No Opt. Call         AAA         2,688,725
                 Revenue Refunding Bonds, General Resolution Junior Lien, Series 2001B,
                 5.000%, 7/01/09

        1,000   Metropolitan Washington D.C. Airport Authority, Airport System Revenue 10/12 at 100.00         AAA           974,150
                 Bonds, Series 2002A, 5.125%, 10/01/26 (Alternative Minimum Tax)
                 (WI, settling 6/04/02)

                Richmond Metropolitan Authority, Virginia, Expressway Revenue and
                Refunding Bonds, Series 1998:
        1,000    5.250%, 7/15/12                                                          No Opt. Call         AAA         1,083,660
        1,980    5.250%, 7/15/22                                                          No Opt. Call         AAA         2,056,309


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.0%

        6,250   Puerto Rico Infrastructure Financing Authority, Special Obligation     10/10 at 101.00         AAA         6,491,688
                 Bonds, Series 2000A, 5.500%, 10/01/40


                                       45


                            Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)

                                    Portfolio of Investments May 31, 2002

    PRINCIPAL                                                                            OPTIONAL CALL                        MARKET
 AMOUNT (000)   DESCRIPTION                                                                PROVISIONS*   RATINGS**             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 6.5%

$       3,125   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,   7/10 at 101.00         AAA       $ 3,159,719
                 5.250%, 7/01/29

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,              7/12 at 101.00         AAA         1,001,630
                 2002 Series II, 5.125%, 7/01/26

        1,110   Industrial Development Authority of Russell County, Virginia,          11/08 at 101.00        AAA          1,109,267
                 Pollution Control Revenue Bonds (Appalachian Power Company Project),
                 Series H, 5.000%, 11/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 28.9%

        3,800   Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds,  No Opt. Call         AAA         3,848,488
                 Series 1997, 5.000%, 4/01/21

        1,500   Fairfax County Water Authority, Virginia, Water Revenue Refunding       4/12 at 100.00         AAA         1,477,035
                 Bonds, Series 2002, 5.000%, 4/01/27

                Henry County Public Service Authority, Virginia, Water and Sewer
                Revenue Refunding Bonds, Series 2001:
        1,000    5.500%, 11/15/17                                                         No Opt. Call         AAA         1,094,680
        3,000    5.500%, 11/15/19                                                         No Opt. Call         AAA         3,259,260

                City of Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
        1,130    5.000%, 11/01/18                                                      11/11 at 100.00         AAA         1,149,052
        1,190    5.000%, 11/01/19                                                      11/11 at 100.00         AAA         1,203,768
        1,450    5.000%, 11/01/23                                                      11/11 at 100.00         AAA         1,433,963
        1,525    5.000%, 11/01/24                                                      11/11 at 100.00         AAA         1,503,696
        1,750    5.000%, 11/01/31                                                      11/11 at 100.00         AAA         1,701,333

        2,610   County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, 6/11 at 100.00         AAA         2,533,083
                 Series 2001, 5.000%, 6/01/30

        2,000   Upper Occoquan Sewage Authority, Virginia, Regional Sewerage System       No Opt. Call         AAA         2,077,740
                 Revenue Bonds, Series 1995A, 5.150%, 7/01/20

        2,250   Virginia Resources Authority, Water and Sewer System Revenue Bonds,     5/11 at 101.00          AA         2,185,985
                 Caroline County Public Improvements Project, Series 2001,
                 5.000%, 5/01/32
------------------------------------------------------------------------------------------------------------------------------------
$     121,165   Total Investments (cost $121,483,882) - 150.1%                                                           122,109,735
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                       1,215,210
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.6)%                                                        (42,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares -100%                                                             $81,324,945
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


Statement of
        Assets and Liabilities May 31, 2002

                                                     MARYLAND          MARYLAND         MARYLAND    NORTH CAROLINA   NORTH CAROLINA
                                                      PREMIUM          DIVIDEND         DIVIDEND           PREMIUM         DIVIDEND
                                                       INCOME         ADVANTAGE      ADVANTAGE 2            INCOME        ADVANTAGE
                                                        (NMY)             (NFM)            (NZR)             (NNC)            (NRB)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal
   securities, at market value                   $225,393,163       $89,692,725      $89,940,086      $133,532,083      $48,985,842
Temporary investments in
   short-term securities,
   at amortized cost, which
   approximates market value                               --                --               --         1,000,000               --
Cash                                                  731,890           867,891          222,296                --               --
Receivables:
   Interest                                         4,601,128         1,676,809        1,605,752         2,476,998          825,257
   Investments sold                                 1,590,966            91,071               --                --               --
Other assets                                           25,269            11,445            6,505            12,196           10,789
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                232,342,416        92,339,941       91,774,639       137,021,277       49,821,888
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                            --                --               --            380,772           35,347
Payable for investments purchased                   4,499,917         1,014,387        1,014,387                --          400,556
Accrued expenses:
   Management fees                                    123,748            26,891           26,687            74,718           14,521
   Other                                               68,007            78,510           89,566            41,128           67,703
Preferred share
   dividends payable                                    2,826             4,381            3,507             1,345            1,536
Common share
   dividends payable                                  752,652           290,895          270,746           437,566          154,202
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                             5,447,150         1,415,064        1,404,893           935,529          673,865
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares,
   at liquidation value                            79,100,000        32,000,000       32,000,000        46,800,000       17,000,000
====================================================================================================================================
Net assets applicable
   to Common shares                              $147,795,266       $58,924,877      $58,369,746      $ 89,285,748      $32,148,023
====================================================================================================================================
Common shares outstanding                          10,526,612         4,155,642        4,165,320         6,295,916        2,234,805
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                           $      14.04       $     14.18      $     14.01      $      14.18      $     14.39
====================================================================================================================================

NET ASSETS APPLICABLE TO
      COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                                     $    105,266       $    41,556      %    41,653       $    62,959      $    22,348
Paid-in surplus                                   146,004,694        58,898,674       59,011,780        87,186,897       31,612,862
Balance of undistributed net
   investment income                                1,467,113            78,110          199,001           685,795          229,468
Accumulated net realized gain
   (loss) from investment
   transactions                                    (4,905,138)         (116,260)        (204,367)       (3,290,410)        (59,767)
Net unrealized appreciation
   (depreciation) of investments                    5,123,331            22,797         (678,321)        4,640,507          343,112
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares           $147,795,266       $58,924,877      $58,369,746       $89,285,748      $32,148,023
====================================================================================================================================
Authorized shares:
   Common                                           Unlimited         Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                        Unlimited         Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       47

Statement of
      Assets and Liabilities May 31, 2002 (continued)

                                                                 NORTH CAROLINA         VIRGINIA          VIRGINIA         VIRGINIA
                                                                       DIVIDEND          PREMIUM          DIVIDEND         DIVIDEND
                                                                    ADVANTAGE 2           INCOME         ADVANTAGE      ADVANTAGE 2
                                                                           (NNO)            (NPV)             (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal
   securities, at
   market value                                                     $82,455,586     $189,917,560       $66,518,867     $122,109,735
Temporary investments
   in short-term securities,
   at amortized cost, which
   approximates market value                                                 --              --            500,000               --
Cash                                                                         --          114,453           515,677          795,090
Receivables:
   Interest                                                           1,209,636        3,215,323         1,074,547        1,873,363
   Investments sold                                                          --               --                --               --
Other assets                                                              8,093           13,644            10,448            8,631
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   83,673,315      193,260,980        68,619,539      124,786,819
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                        1,947,166               --                --               --
Payable for investments
   purchased                                                                 --               --                --          966,870
Accrued expenses:
   Management fees                                                       24,022          105,242            20,175           36,448
   Other                                                                 58,497           62,928            69,594           59,127
Preferred share
   dividends payable                                                      4,667            3,175             2,038            7,363
Common share
   dividends payable                                                    255,642          635,055           219,575          392,066
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               2,289,994          806,400           311,382        1,461,874
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares,
   at liquidation value                                              28,000,000       63,800,000        24,000,000       42,000,000
====================================================================================================================================
Net assets applicable
   to Common shares                                                 $53,383,321     $128,654,580       $44,308,157     $ 81,324,945
====================================================================================================================================
Common shares outstanding                                             3,732,000        8,759,405         3,114,539        5,682,113
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                                              $     14.30     $      14.69       $     14.23     $      14.31
====================================================================================================================================
NET ASSETS APPLICABLE TO
      COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01
   par value per share                                              $    37,320     $     87,594       $    31,145      $    56,821
Paid-in surplus                                                      52,890,438      123,504,539        44,107,587       80,598,855
Balance of undistributed
   net investment income                                                    723        1,119,659            83,355          146,793
Accumulated net realized
   gain (loss) from
   investment transactions                                              (46,868)      (3,513,725)         (310,789)        (103,377)
Net unrealized appreciation
   (depreciation) of investments                                        501,708        7,456,513           396,859          625,853
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares                                                 $53,383,321     $128,654,580       $44,308,157     $ 81,324,945
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.


Statement of
          Operations Year Ended May 31, 2002

                                                      MARYLAND         MARYLAND         MARYLAND    NORTH CAROLINA   NORTH CAROLINA
                                                       PREMIUM         DIVIDEND         DIVIDEND           PREMIUM         DIVIDEND
                                                        INCOME        ADVANTAGE      ADVANTAGE 2            INCOME        ADVANTAGE
                                                         (NMY)            (NFM)           (NZR)*             (NNC)            (NRB)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                  $12,738,645       $4,807,087       $2,659,757        $7,577,218       $2,652,606
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                      1,459,174          591,029          366,376           882,232          318,346
Preferred shares - auction fees                        197,750           80,000           43,178           117,000           42,500
Preferred shares - dividend disbursing
   agent fees                                           20,000           10,000             5,397           10,000           10,000
Shareholders' servicing agent
   fees and expenses                                    46,013            3,409             1,436           19,222            1,326
Custodian's fees and expenses                           68,775           61,171           31,048            59,112           49,717
Trustees' fees and expenses                              2,091            1,245              723             1,690              772
Professional fees                                       12,071           10,675           11,592            12,055            8,957
Shareholders' reports -
  printing and mailing expenses                         48,550           18,064           14,105            31,792           13,779
Stock exchange listing fees                             28,253              133              463            18,219               71
Investor relations expense                              39,254           10,266              862            21,603            6,555
Other expenses                                          19,335            8,672            4,928            14,671            7,825
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                             1,941,266          794,664          480,108         1,187,596          459,848
   Custodian fee credit                                 (9,809)         (36,634)          (3,766)          (14,185)         (24,968)
   Expense reimbursement                                    --         (272,782)        (168,140)               --         (146,929)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                         1,931,457          485,248          308,202         1,173,411          287,951
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               10,807,188        4,321,839        2,351,555         6,403,807        2,364,655
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from
   investment transactions                           1,246,503          (51,148)        (204,367)        1,171,228           94,213
Change in net unrealized
   appreciation (depreciation)
   of investments                                      145,991          941,869         (678,321)         (237,275)         744,160
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                     1,392,494          890,721         (882,688)          933,953          838,373
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                          (1,325,949)        (577,614)        (257,677)         (795,822)        (292,515)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                 $10,873,733       $4,634,946       $1,211,190        $6,541,938       $2,910,513
====================================================================================================================================


  * For the period September 25, 2001 (commencement of operations) through May
    31, 2002.
                                 See accompanying notes to financial statements.

                                       49

Statement of
      Operations Year Ended May 31, 2002 (continued)
                                                                 NORTH CAROLINA         VIRGINIA          VIRGINIA         VIRGINIA
                                                                       DIVIDEND          PREMIUM          DIVIDEND         DIVIDEND
                                                                    ADVANTAGE 2           INCOME         ADVANTAGE      ADVANTAGE 2
                                                                          (NNO)**           (NPV)             (NGB)         (NNB)***
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $1,640,085      $10,689,731        $3,543,287       $2,642,877
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         251,070        1,244,041           442,102          384,924
Preferred shares - auction fees                                          27,041          159,500            60,000           40,561
Preferred shares - dividend disbursing agent fees                         3,863           20,000            10,000            3,863
Shareholders' servicing agent fees and expenses                             837           41,681             2,866            1,133
Custodian's fees and expenses                                            24,066           59,059            50,930           33,904
Trustees' fees and expenses                                                 731            2,226             1,000              781
Professional fees                                                         8,829           10,922            11,277            8,875
Shareholders' reports - printing and mailing expenses                    10,327           37,626            10,702           11,744
Stock exchange listing fees                                                 268           21,026               689              336
Investor relations expense                                                1,021           32,892             7,368            1,559
Other expenses                                                            2,911           24,391             7,894            3,140
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit and
   expense reimbursement                                                330,964        1,653,364           604,828          490,820
   Custodian fee credit                                                 (10,315)         (14,739)          (29,620)         (12,185)
   Expense reimbursement                                               (115,878)              --          (204,047)        (177,657)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            204,771        1,638,625           371,161          300,978
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 1,435,314        9,051,106         3,172,126        2,341,899
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
 Net realized gain (loss) from investment transactions                  (46,868)         727,999          (124,637)        (103,377)
 Change in net unrealized appreciation (depreciation)
   of investments                                                       501,708         (499,466)        1,095,723          625,853
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                        454,840          228,533           971,086          522,476
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (156,382)        (952,624)         (394,239)        (234,802)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $1,733,772      $ 8,327,015        $3,748,973       $2,629,573
====================================================================================================================================


 ** For the period November 16, 2001 (commencement of operations) through May
    31, 2002.
*** For the period November 15, 2001 (commencement of operations) through May
    31, 2002.
                                 See accompanying notes to financial statements.


Statement of
          Changes in Net Assets


                                                                                                                          MARYLAND
                                                                                                                          DIVIDEND
                                                                                            MARYLAND DIVIDEND            ADVANTAGE 2
                                                   MARYLAND PREMIUM INCOME (NMY)             ADVANTAGE (NFM)                (NZR)
                                                   -----------------------------       ----------------------------  ---------------
                                                                                                            FOR THE         FOR THE
                                                                                                     PERIOD 1/25/01  PERIOD 9/25/01
                                                                                                      (COMMENCEMENT   (COMMENCEMENT
                                                                                                      OF OPERATIONS)  OF OPERATIONS)
                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED           THROUGH         THROUGH
                                                       5/31/02           5/31/01          5/31/02           5/31/01         5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                             $ 10,807,188      $ 10,812,322      $ 4,321,839        $  919,478     $ 2,351,555
Net realized gain (loss) from
   investment transactions                           1,246,503          (245,348)         (51,148)          (65,112)       (204,367)
Change in net unrealized appreciation
   (depreciation) of investments                       145,991        10,719,939          941,869          (918,987)       (678,321)
Distributions to Preferred
   Shareholders from
   and in excess of net
   investment income                                (1,325,949)       (2,591,214)        (577,614)         (224,117)       (257,677)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in
   net assets applicable
   to Common shares
   from operations                                  10,873,733        18,695,699        4,634,946          (288,738)      1,211,190
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net investment income         (8,760,619)       (8,247,709)      (3,489,426)         (872,135)     (1,894,877)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from
     sale of shares                                         --                --               --        59,267,070      59,424,315
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                     481,491           453,426           39,474               911          18,843
Preferred shares offering costs                             --                --               --          (467,500)       (490,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions                     481,491           453,426           39,474        58,800,481      58,953,158
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                       2,594,605        10,901,416        1,184,994        57,639,608      58,269,471
Net assets applicable to
   Common shares at the
   beginning of period                             145,200,661       134,299,245       57,739,883           100,275         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the end
   of period                                      $147,795,266      $145,200,661      $58,924,877       $57,739,883     $58,369,746
====================================================================================================================================
Undistributed (Over-distribution
   of) net investment
   income at the end of period                    $  1,467,113      $    401,975      $    78,110       $  (176,774)    $   199,001
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       51


Statement of
      Changes in Net Assets (continued)

                                                                                                                            NORTH
                                                                                                                          CAROLINA
                                                                                                                          DIVIDEND
                                                            NORTH CAROLINA                     NORTH CAROLINA            ADVANTAGE 2
                                                          PREMIUM INCOME (NNC)            DIVIDEND ADVANTAGE (NRB)          (NNO)
                                                   -----------------------------       ----------------------------  ---------------
                                                                                                            FOR THE          FOR THE
                                                                                                     PERIOD 1/31/01  PERIOD 11/16/01
                                                                                                      (COMMENCEMENT    (COMMENCEMENT
                                                                                                      OF OPERATIONS)  OF OPERATIONS)
                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED           THROUGH         THROUGH
                                                       5/31/02           5/31/01          5/31/02   THROUGH 5/31/01  THROUGH 5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                              $ 6,403,807       $ 6,447,182      $ 2,364,655        $  556,639     $ 1,435,314
Net realized gain (loss) from
   investment transactions                           1,171,228           512,400           94,213          (153,980)        (46,868)
Change in net unrealized appreciation
   (depreciation) of investments                      (237,275)        7,770,352          744,160          (401,048)        501,708
Distributions to Preferred
   Shareholders from
   and in excess of net
   investment income                                  (795,822)       (1,708,813)        (292,515)         (115,729)       (156,382)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable
   to Common shares
   from operations                                   6,541,938        13,021,121        2,910,513          (114,118)      1,733,772
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of
   net investment income                            (5,047,923)       (4,709,937)      (1,828,376)         (455,206)     (1,278,209)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from
     sale of shares                                         --                --               --        31,797,798      53,248,875
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                     177,785           135,663           50,844                43              --
Preferred shares offering costs                             --                --               --          (313,750)       (421,392)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from capital
   share transactions                                  177,785           135,663           50,844        31,484,091      52,827,483
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                       1,671,800         8,446,847        1,132,981        30,914,767      53,283,046
Net assets applicable to
   Common shares at the
   beginning of period                              87,613,948        79,167,101       31,015,042           100,275         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at
   the end of period                               $89,285,748       $87,613,948      $32,148,023       $31,015,042     $53,383,321
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                     $   685,795       $    71,911      $   229,468       $   (14,296)    $       723
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       52

                                                                                                                         VIRGINIA
                                                                                                                         DIVIDEND
                                                                                                                        ADVANTAGE 2
                                                     VIRGINIA PREMIUM INCOME (NPV)  VIRGINIA DIVIDEND ADVANTAGE (NGB)     (NNB)
                                                   -------------------------------  -------------------------------- ---------------
                                                                                                            FOR THE         FOR THE
                                                                                                     PERIOD 1/26/01 PERIOD 11/15/01
                                                                                                      (COMMENCEMENT   (COMMENCEMENT
                                                                                                      OF OPERATIONS)  OF OPERATIONS)
                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED           THROUGH         THROUGH
                                                       5/31/02           5/31/01          5/31/02           5/31/01         5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                              $ 9,051,106       $ 9,351,167      $ 3,172,126        $  757,333     $ 2,341,899
Net realized gain (loss) from
   investment transactions                             727,999           222,253         (124,637)         (186,152)       (103,377)
Change in net unrealized appreciation
   (depreciation) of investments                      (499,466)       10,269,356        1,095,723          (698,864)        625,853
Distributions to Preferred
   Shareholders from
   and in excess of net
   investment income                                  (952,624)       (2,161,028)        (394,239)         (160,202)       (234,802)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable
   to Common shares
   from operations                                   8,327,015        17,681,748        3,748,973          (287,885)      2,629,573
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From and in excess of net
   investment income                                (7,522,358)       (7,028,943)      (2,633,474)         (658,189)     (1,960,304)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from
     sale of shares                                         --                --               --        44,385,975      81,124,125
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                     704,912           732,154           37,832               150           1,614
Preferred shares offering costs                             --                --               --          (385,500)       (570,338)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions                     704,912           732,154           37,832        44,000,625      80,555,401
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                       1,509,569        11,384,959         1,153,331       43,054,551      81,224,670
Net assets applicable to
   Common shares at the
   beginning of period                             127,145,011       115,760,052       43,154,826           100,275         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                           $128,654,580      $127,145,011      $44,308,157       $43,154,826     $81,324,945
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end of period     $  1,119,659      $    451,017      $    83,355       $   (61,058)    $   146,793
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund
(NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO), Nuveen Virginia Premium Income Municipal Fund (NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2
(NNB). Maryland Premium Income (NMY), North Carolina Premium Income (NNC) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange while Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the American Stock Exchange. Prior to the commencement of operations of Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, and the recording of the organizational expenses ($15,000, $11,500, $15,000, $11,500, $15,000 and $11,500, respectively) and their reimbursement by Nuveen Investments, also a wholly owned subsidiary of The John Nuveen Company.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2002, Maryland Premium Income (NMY), Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), North Carolina Dividend Advantage (NRB) and Virginia Dividend Advantage 2 (NNB) had outstanding when-issued purchase commitments of $4,499,917, $1,014,387, $1,014,387, $400,556 and $966,870,
respectively.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the period ended May 31, 2002, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each of the Funds is as follows:

                                                                                       NORTH        NORTH
                                              MARYLAND     MARYLAND    MARYLAND     CAROLINA     CAROLINA
                                               PREMIUM     DIVIDEND    DIVIDEND      PREMIUM     DIVIDEND
                                                INCOME    ADVANTAGE ADVANTAGE 2       INCOME    ADVANTAGE
                                                 (NMY)        (NFM)       (NZR)        (NNC)        (NRB)
----------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                         --        1,280          --           --           --
   Series T                                         --           --          --           --          680
   Series W                                      1,404           --          --           --           --
   Series TH                                     1,760           --          --        1,872           --
   Series F                                         --           --       1,280           --           --
----------------------------------------------------------------------------------------------------------
Total                                            3,164        1,280       1,280        1,872          680
==========================================================================================================


                                                             NORTH
                                                           CAROLINA    VIRGINIA     VIRGINIA     VIRGINIA
                                                           DIVIDEND     PREMIUM     DIVIDEND     DIVIDEND
                                                        ADVANTAGE 2      INCOME    ADVANTAGE  ADVANTAGE 2
                                                              (NNO)       (NPV)        (NGB)        (NNB)
----------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                      --          --           --        1,680
   Series T                                                      --         832           --           --
   Series W                                                      --          --          960           --
   Series TH                                                     --       1,720           --           --
   Series F                                                   1,120          --           --           --
----------------------------------------------------------------------------------------------------------
Total                                                         1,120       2,552          960        1,680
==========================================================================================================

Effective November 16, 2001, Maryland Dividend Advantage 2 (NZR) issued 1,280
Series F $25,000 stated value Preferred shares.

Effective January 11, 2002, North Carolina Dividend Advantage 2 (NNO) and
Virginia Dividend Advantage 2 (NNB) issued 1,120 Series F and 1,680 Series M, respectively, $25,000 stated value Preferred shares.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the period ended May 31, 2002.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Notes to
    FINANCIAL STATEMENTS (continued)



Offering Costs
Nuveen Investments has agreed to pay all offering costs (other than the sales load) that exceed $.03 per Common share for Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB). Maryland Dividend Advantage's (NFM), Maryland Dividend Advantage 2's (NZR), North Carolina Dividend Advantage's
(NRB), North Carolina Dividend Advantage 2's (NNO), Virginia Dividend Advantage's (NGB) and Virginia Dividend Advantage 2's (NNB) share of offering costs ($124,380, $124,710, $66,732, $111,750, $93,150 and $170,250,
respectively) were recorded as a reduction of the proceeds from the sale of common shares.

Costs incurred by Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) in connection with their offering of Preferred shares ($467,500, $490,000, $313,750, $421,392, $385,500 and $570,338, respectively)
were recorded as a reduction to paid-in surplus.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy
As required, effective June 1, 2001, the following Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to June 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets applicable to Common shares or the Common share net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in net unrealized appreciation or increase in net unrealized depreciation based on securities held by the following Funds on June 1, 2001, as follows:

                                                              NORTH      NORTH
                                 MARYLAND     MARYLAND     CAROLINA    CAROLINA     VIRGINIA     VIRGINIA
                                  PREMIUM     DIVIDEND      PREMIUM    DIVIDEND      PREMIUM     DIVIDEND
                                   INCOME    ADVANTAGE       INCOME   ADVANTAGE       INCOME    ADVANTAGE
                                    (NMY)        (NFM)        (NNC)       (NRB)        (NPV)        (NGB)
----------------------------------------------------------------------------------------------------------
                                 $344,518          $85      $53,822         $--      $92,518          $--
==========================================================================================================

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

The effect of this change for the fiscal year ended May 31, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

                                                              NORTH       NORTH
                                 MARYLAND     MARYLAND     CAROLINA    CAROLINA     VIRGINIA     VIRGINIA
                                  PREMIUM     DIVIDEND      PREMIUM    DIVIDEND      PREMIUM     DIVIDEND
                                   INCOME    ADVANTAGE       INCOME   ADVANTAGE       INCOME    ADVANTAGE
                                    (NMY)        (NFM)        (NNC)       (NRB)        (NPV)        (NGB)
----------------------------------------------------------------------------------------------------------
                                  $75,529       $2,678      $17,222         $--      $47,712          $--
==========================================================================================================


Classification and Measurement of Redeemable Securities
The Funds have adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITFD-98 requires that Preferred shares, at liquidation value, be presented separately in the Statement of Assets and Liabilities. Accordingly, certain reclassifications have been made to the financial statements and financial highlights for all prior periods presented. The adoption of EITF D-98 had no impact on the Funds' Common share net asset values.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                               MARYLAND                    MARYLAND DIVIDEND                MARYLAND DIVIDEND
                         PREMIUM INCOME (NMY)               ADVANTAGE (NFM)                 ADVANTAGE 2 (NZR)
                       ----------------------  --------------------------------------  ----------------------------
                                                            FOR THE PERIOD 1/25/01       FOR THE PERIOD 9/25/01
                       YEAR ENDED  YEAR ENDED  YEAR ENDED      (COMMENCEMENT OF           (COMMENCEMENT OF
                         5/31/02     5/31/01     5/31/02  OPERATIONS) THROUGH 5/31/01  OPERATIONS) THROUGH 5/31/02
-------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                --          --          --                  4,146,000                4,157,000
   Shares issued to shareholders
     due to reinvestment of
     distributions        31,382      31,564       2,584                         58                    1,320
-------------------------------------------------------------------------------------------------------------------
                          31,382      31,564       2,584                  4,146,058                4,158,320
===================================================================================================================
Preferred shares sold         --          --          --                      1,280                    1,280
===================================================================================================================


                            NORTH CAROLINA             NORTH CAROLINA DIVIDEND           NORTH CAROLINA DIVIDEND
                        PREMIUM INCOME (NNC)              ADVANTAGE (NRB)                    ADVANTAGE 2 (NNO)
                       ----------------------  --------------------------------------  ----------------------------
                                                            FOR THE PERIOD 1/31/01       FOR THE PERIOD 11/16/01
                       YEAR ENDED  YEAR ENDED  YEAR ENDED      (COMMENCEMENT OF           (COMMENCEMENT OF
                         5/31/02     5/31/01     5/31/02  OPERATIONS) THROUGH 5/31/01  OPERATIONS) THROUGH 5/31/02
-------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                --          --          --                  2,224,400                3,725,000
   Shares issued to shareholders
     due to reinvestment of
     distributions        11,774       9,643       3,402                          3                       --
-------------------------------------------------------------------------------------------------------------------

                          11,774       9,643       3,402                  2,224,403                3,725,000
===================================================================================================================
Preferred shares sold         --          --          --                        680                    1,120
===================================================================================================================


                               VIRGINIA                  VIRGINIA DIVIDEND                 VIRGINIA DIVIDEND
                        PREMIUM INCOME (NPV)              ADVANTAGE (NGB)                   ADVANTAGE 2 (NNB)
                       ----------------------  --------------------------------------  ----------------------------
                                                            FOR THE PERIOD 1/26/01       FOR THE PERIOD 11/15/01
                       YEAR ENDED  YEAR ENDED  YEAR ENDED      (COMMENCEMENT OF           (COMMENCEMENT OF
                         5/31/02     5/31/01     5/31/02  OPERATIONS) THROUGH 5/31/01  OPERATIONS) THROUGH 5/31/02
-------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                --          --          --                  3,105,000                5,675,000
   Shares issued to shareholders
     due to reinvestment of
     distributions        44,124      49,121       2,529                         10                      113
-------------------------------------------------------------------------------------------------------------------

                          44,124      49,121       2,529                  3,105,010                5,675,113
===================================================================================================================
Preferred shares sold         --          --          --                        960                    1,680
===================================================================================================================


3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on July 1, 2002, to shareholders of record on June 15, 2002, as follows:

                                                                                       NORTH        NORTH
                                              MARYLAND     MARYLAND    MARYLAND     CAROLINA     CAROLINA
                                               PREMIUM     DIVIDEND    DIVIDEND      PREMIUM     DIVIDEND
                                                INCOME    ADVANTAGE ADVANTAGE 2       INCOME    ADVANTAGE
                                                 (NMY)        (NFM)       (NZR)        (NNC)        (NRB)
---------------------------------------------------------------------------------------------------------
Dividend per share                              $.0725       $.0700      $.0650       $.0705       $.0700
=========================================================================================================

                                                              NORTH
                                                           CAROLINA    VIRGINIA     VIRGINIA     VIRGINIA
                                                           DIVIDEND     PREMIUM     DIVIDEND     DIVIDEND
                                                        ADVANTAGE 2      INCOME    ADVANTAGE  ADVANTAGE 2
                                                              (NNO)       (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0685      $.0735       $.0705       $.0690
=========================================================================================================


Notes to
    FINANCIAL STATEMENTS (continued)


4. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term securities for the fiscal year ended May 31, 2002, were as follows:

                                                                                         NORTH        NORTH
                                              MARYLAND     MARYLAND      MARYLAND     CAROLINA     CAROLINA
                                               PREMIUM     DIVIDEND      DIVIDEND      PREMIUM     DIVIDEND
                                                INCOME    ADVANTAGE   ADVANTAGE 2       INCOME    ADVANTAGE
                                                 (NMY)        (NFM)        (NZR)*        (NNC)        (NRB)
-----------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities          $31,599,408  $32,772,870  $101,770,579  $29,886,884  $18,426,937
   Short-term securities                            --    1,000,000    27,200,000    1,000,000           --
Sales and maturities:
   Long-term municipal securities           28,506,422   36,232,343    10,891,704   31,786,457   22,763,056
   Short-term securities                            --    1,000,000    27,200,000           --           --
===========================================================================================================


                                                             NORTH
                                                           CAROLINA      VIRGINIA     VIRGINIA      VIRGINIA
                                                           DIVIDEND       PREMIUM     DIVIDEND      DIVIDEND
                                                        ADVANTAGE 2        INCOME    ADVANTAGE   ADVANTAGE 2
                                                               (NNO)**       (NPV)        (NGB)         (NNB)***
------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                       $96,865,384   $26,753,483  $14,204,641  $128,102,055
   Short-term securities                                  3,100,000     3,600,000      500,000    52,255,000
Sales and maturities:
   Long-term municipal securities                        14,841,960    26,068,597   18,782,468     6,485,379
   Short-term securities                                  3,100,000     3,600,000           --    52,255,000
============================================================================================================

  * For the period September 25, 2001 (commencement of operations) through May
    31, 2002.
 ** For the period November 16, 2001 (commencement of operations) through May
    31, 2002.
*** For the period November 15, 2001 (commencement of operations) through May
    31, 2002.



5. INCOME TAX INFORMATION

The following information is presented on an income tax basis as of May 31, 2002. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

                                                                                         NORTH         NORTH
                                              MARYLAND     MARYLAND      MARYLAND     CAROLINA      CAROLINA
                                               PREMIUM     DIVIDEND      DIVIDEND      PREMIUM      DIVIDEND
                                                INCOME    ADVANTAGE   ADVANTAGE 2       INCOME     ADVANTAGE
                                                  (NMY)        (NFM)         (NZR)        (NNC)         (NRB)
------------------------------------------------------------------------------------------------------------
Cost of Investments                       $220,013,574  $89,681,154   $90,820,450 $129,855,522   $48,642,730
============================================================================================================

                                                              NORTH
                                                           CAROLINA      VIRGINIA     VIRGINIA      VIRGINIA
                                                           DIVIDEND       PREMIUM     DIVIDEND      DIVIDEND
                                                        ADVANTAGE 2        INCOME    ADVANTAGE   ADVANTAGE 2
                                                               (NNO)         (NPV)        (NGB)         (NNB)
------------------------------------------------------------------------------------------------------------
Cost of Investments                                     $82,000,746  $182,330,316  $66,642,448  $121,583,992
============================================================================================================

                                                                                         NORTH         NORTH
                                              MARYLAND     MARYLAND      MARYLAND     CAROLINA      CAROLINA
                                               PREMIUM     DIVIDEND      DIVIDEND      PREMIUM      DIVIDEND
                                                INCOME    ADVANTAGE   ADVANTAGE 2       INCOME     ADVANTAGE
                                                  (NMY)        (NFM)         (NZR)        (NNC)         (NRB)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                            $ 9,429,686  $   505,242   $   326,737   $4,940,320     $ 468,884
   depreciation                             (4,050,097)    (493,671)   (1,207,101)    (263,759)     (125,772)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) $ 5,379,589  $    11,571   $  (880,364)  $4,676,561     $ 343,112
============================================================================================================

                                                              NORTH
                                                           CAROLINA      VIRGINIA     VIRGINIA      VIRGINIA
                                                           DIVIDEND       PREMIUM     DIVIDEND      DIVIDEND
                                                        ADVANTAGE 2        INCOME    ADVANTAGE   ADVANTAGE 2
                                                               (NNO)        (NPV)         (NGB)         (NNB)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                           $ 650,897   $ 8,602,067    $ 664,080    $1,027,157
   depreciation                                            (196,057)   (1,014,823)    (287,661)     (501,414)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                $ 454,840   $ 7,587,244    $ 376,419    $  525,743
============================================================================================================

The tax components of undistributed net investment income and realized gains at May 31, 2002, are as follows:

                                                                                         NORTH         NORTH
                                              MARYLAND     MARYLAND      MARYLAND     CAROLINA      CAROLINA
                                               PREMIUM     DIVIDEND      DIVIDEND      PREMIUM      DIVIDEND
                                                INCOME    ADVANTAGE   ADVANTAGE 2       INCOME     ADVANTAGE
                                                  (NMY)        (NFM)         (NZR)        (NNC)         (NRB)
------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income             $1,840,297     $370,622      $470,930   $1,057,462      $385,206
Undistributed ordinary income *                  3,157           --            --       22,036            --
Undistributed long-term capital gains               --           --            --           --            --
============================================================================================================

                                                             NORTH
                                                           CAROLINA      VIRGINIA     VIRGINIA      VIRGINIA
                                                           DIVIDEND       PREMIUM     DIVIDEND      DIVIDEND
                                                        ADVANTAGE 2        INCOME    ADVANTAGE   ADVANTAGE 2
                                                               (NNO)         (NPV)        (NGB)         (NNB)
------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income                            $261,031    $1,612,447     $304,968      $542,955
Undistributed ordinary income *                                  --         3,675           --            --
Undistributed long-term capital gains                            --            --           --            --
============================================================================================================

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.


Notes to
    FINANCIAL STATEMENTS (continued)


The tax character of distributions paid during the period ended May 31, 2002, are as follows:

                                                                                       NORTH        NORTH
                                              MARYLAND     MARYLAND    MARYLAND     CAROLINA     CAROLINA
                                               PREMIUM     DIVIDEND    DIVIDEND      PREMIUM     DIVIDEND
                                                INCOME    ADVANTAGE ADVANTAGE 2       INCOME    ADVANTAGE
                                                 (NMY)        (NFM)       (NZR)        (NNC)        (NRB)
---------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income       $10,022,067   $4,070,762   $1,878,301   $5,824,960  $2,119,636
Distributions from ordinary income *            33,073           --           --           --          --
Distributions from long-term capital gains          --           --           --           --          --
=========================================================================================================
                                                             NORTH
                                                           CAROLINA     VIRGINIA     VIRGINIA     VIRGINIA
                                                           DIVIDEND      PREMIUM     DIVIDEND     DIVIDEND
                                                        ADVANTAGE 2       INCOME    ADVANTAGE  ADVANTAGE 2
                                                               (NNO)        (NPV)        (NGB)        (NNB)
----------------------------------------------------------------------------------------------------------
Distributions from tax-exempt income                     $1,174,283   $8,429,395   $3,027,568   $1,795,677
Distributions from ordinary income *                             --       32,064           --           --
Distributions from long-term capital gains                       --           --           --           --
==========================================================================================================

* Ordinary income consists of taxable market discount income and short-term capital gains, if any.

At May 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                              NORTH       NORTH
                                 MARYLAND     MARYLAND     CAROLINA     CAROLINA     VIRGINIA     VIRGINIA
                                  PREMIUM     DIVIDEND      PREMIUM     DIVIDEND      PREMIUM     DIVIDEND
                                   INCOME    ADVANTAGE       INCOME    ADVANTAGE       INCOME    ADVANTAGE
                                     (NMY)        (NFM)        (NNC)        (NRB)        (NPV)        (NGB)
----------------------------------------------------------------------------------------------------------
Expiration year:
   2003                        $1,019,930     $     --   $1,172,338     $     --   $1,542,314    $      --
   2004                         2,660,424           --    1,137,399           --    1,579,895           --
   2005                           454,351           --      131,993           --      140,749           --
   2006                                --           --           --           --           --           --
   2007                                --           --           --           --           --           --
   2008                           332,069           --      108,131           --      250,767           --
   2009                           317,048       65,111      731,398       59,767           --      186,152
   2010                                --       37,159           --           --           --      104,197
----------------------------------------------------------------------------------------------------------
Total                          $4,783,822     $102,270   $3,281,259      $59,767   $3,513,725     $290,349
==========================================================================================================

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under Maryland Premium Income's (NMY), North Carolina Premium Income's (NNC) and Virginia Premium Income's (NPV) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)              MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500 of 1%
For the next $125 million                                                                        .6375 of 1
For the next $250 million                                                                        .6250 of 1
For the next $500 million                                                                        .6125 of 1
For the next $1 billion                                                                          .6000 of 1
For the next $3 billion                                                                          .5875 of 1
For net assets over $5 billion                                                                   .5750 of 1
============================================================================================================


Under Maryland Dividend Advantage's (NFM), Maryland Dividend Advantage 2's
(NZR), North Carolina Dividend Advantage's (NRB), North Carolina Dividend Advantage 2's (NNO), Virginia Dividend Advantage's (NGB) and Virginia Dividend Advantage 2's (NNB) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)              MANAGEMENT FEE
-------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500 of 1%
For the next $125 million                                                                        .6375 of 1
For the next $250 million                                                                        .6250 of 1
For the next $500 million                                                                        .6125 of 1
For the next $1 billion                                                                          .6000 of 1
For net assets over $2 billion                                                                   .5750 of 1
============================================================================================================


For the first ten years of Maryland Dividend Advantage's (NFM), North Carolina Dividend Advantage's (NRB) and Virginia Dividend Advantage's (NGB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                           YEAR ENDING
JANUARY 31,                           JANUARY 31,
--------------------------------------------------------------------------------
   2001*                 .30%            2007                   .25%
   2002                  .30             2008                   .20
   2003                  .30             2009                   .15
   2004                  .30             2010                   .10
   2005                  .30             2011                   .05
   2006                  .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage (NFM), North Carolina Dividend Advantage (NRB) and Virginia Dividend Advantage (NGB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Maryland Dividend Advantage 2's (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                           YEAR ENDING
SEPTEMBER 30,                         SEPTEMBER 30,
--------------------------------------------------------------------------------
   2001*                 .30%            2007                   .25%
   2002                  .30             2008                   .20
   2003                  .30             2009                   .15
   2004                  .30             2010                   .10
   2005                  .30             2011                   .05
   2006                  .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

Notes to
    FINANCIAL STATEMENTS (continued)


For the first ten years of North Carolina Dividend Advantage 2's (NNO) and Virginia Dividend Advantage 2's (NNB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                           YEAR ENDING
NOVEMBER 30,                          NOVEMBER 30,
--------------------------------------------------------------------------------
   2001*                 .30%            2007                   .25%
   2002                  .30             2008                   .20
   2003                  .30             2009                   .15
   2004                  .30             2010                   .10
   2005                  .30             2011                   .05
   2006                  .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) and Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

Financial
       Highlights

Financial
       Highlights


        Selected data for a Common share outstanding throughout each period:

                                                  Investment Operations                             Less Distributions
                                ----------------------------------------------------------    -------------------------------
                                                          Distributions                       From and
                                                          from and in   Distributions         in Excess
                                                          Excess of Net from                  of Net
                  Beginning                Net            Investment    Capital               Investment   Capital
                  Common                   Realized/      Income to     Gains to              Income to    Gains to
                  Share         Net        Unrealized     Preferred     Preferred             Common       Common
                  Net Asset     Investment Investment     Share-        Share-                Share-       Share-
                  Value         Income     Gain (Loss)    holders+      holders+     Total    holders      holders       Total
==============================================================================================================================
MARYLAND PREMIUM INCOME (NMY)
Year Ended 5/31:
------------------------------------------------------------------------------------------------------------------------------
2002(d)          $13.83        $1.03       $  .14         $(.13)        $--          $1.04     $(.83)       $--         $(.83)
2001              12.83         1.03         1.01          (.25)         --           1.79      (.79)        --          (.79)
2000              14.41         1.02        (1.58)         (.24)         --           (.80)     (.78)        --          (.78)
1999              14.54         1.00         (.14)         (.22)         --            .64      (.77)        --          (.77)
1998              13.76          .99          .80          (.24)         --           1.55      (.77)        --          (.77)

MARYLAND DIVIDEND ADVANTAGE (NFM)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           13.90         1.04          .22          (.14)         --           1.12      (.84)        --          (.84)
2001(a)           14.33         .22          (.25)         (.05)         --           (.08)     (.21)        --          (.21)

MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(c)           14.33         .57          (.22)         (.06)         --            .29      (.46)        --          (.46)

NORTH CAROLINA PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           13.94         1.02          .15          (.13)         --           1.04      (.80)        --          (.80)
2001              12.62         1.03         1.31          (.27)         --           2.07      (.75)        --          (.75)
2000              14.28         1.02        (1.61)         (.26)         --           (.85)     (.81)        --          (.81)
1999              14.48         1.02         (.22)         (.21)         --            .59      (.79)        --          (.79)
1998              13.50         1.02         1.00          (.25)         --           1.77      (.79)        --          (.79)
NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           13.90         1.06          .38          (.13)         --           1.31      (.82)        --          (.82)
2001(b)           14.33          .25         (.26)         (.05)         --           (.06)     (.20)        --          (.20)
==============================================================================================================================

                                                              Total Returns
                                                        ------------------------
                                                                       Based
                  Offering                                             on
                  Costs and     Ending                                 Common
                  Preferred     Common                    Based        Share
                  Share         Share      Ending         on           Net
                  Underwriting  Net Asset  Market         Market       Asset
                  Discounts     Value      Value          Value**      Value**
================================================================================
MARYLAND PREMIUM INCOME (NMY)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)            $--           $14.04     $15.7300       4.77%        7.71%
2001                --            13.83      15.8500      26.24        14.18
2000                --            12.83      13.2500      (7.22)       (5.57)
1999                --            14.41      15.1250       5.47         4.44
1998                --            14.54      15.0625      16.54        11.47

MARYLAND DIVIDEND ADVANTAGE (NFM)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)             --            14.18      15.4400       1.98         8.21
2001(a)           (.14)           13.90      15.9900       8.02        (1.53)

MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(c)           (.15)           14.01      14.6100        .52         1.01

NORTH CAROLINA PREMIUM INCOME (NNC)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)             --            14.18      16.2100      15.44         7.62
2001                --            13.94      14.8000      14.03        16.65
2000                --            12.62      13.6875      (7.76)       (5.98)
1999                --            14.28      15.6875       9.87         4.11
1998                --            14.48      15.0000       8.17        13.38

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)             --            14.39      15.4400       7.54         9.58
2001(b)           (.17)           13.90      15.1500       2.42        (1.57)
================================================================================



                                             Ratios/Supplemental Data
                  -------------------------------------------------------------------------
                                Before Credit/               After Credit/
                                Reimbursement               Reimbursement***                 Municipal Auction Rate Cumulative
                                ----------------------    -------------------------          Preferred Stock at End of Period
                                           Ratio of Net                Ratio of Net         -----------------------------------
                                Ratio of   Investment     Ratio of     Investment
                  Ending        Expenses   Income to      Expenses     Income to
                  Net           to Average Average        to Average   Average
                  Assets        Net Assets Net Assets     Net Assets   Net Assets           Aggregate     Liquidation
                  Applicable    Applicable Applicable     Applicable   Applicable Portfolio Amount        and Market   Asset
                  to Common     to Common  to Common      to Common    to Common  Turnover  Outstanding   Value       Coverage
                  Shares (000)  Shares++   Shares++       Shares++     Shares++   Rate      (000)         Per Share   Per Share
===============================================================================================================================
MARYLAND PREMIUM INCOME (NMY)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)          $147,795       1.32%      7.33%          1.31%        7.34%      13%      $79,100        $25,000    $71,712
2001              145,201       1.31       7.58           1.31         7.58        8        79,100         25,000     70,891
2000              134,299       1.29       7.69           1.28         7.70       13        79,100         25,000     67,446
1999              150,420       1.29       6.78           1.28         6.79       16        79,100         25,000     72,541
1998              151,088       1.29       6.93           1.29         6.93        6        79,100         25,000     72,752

MARYLAND DIVIDEND ADVANTAGE (NFM)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           58,925        1.35       6.81           .82          7.34       36        32,000         25,000     71,035
2001(a)           57,740        1.17*      4.33*          .75*         4.75*      10        32,000         25,000     70,109

MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(c)           58,370        1.22*      5.55*          .79*         5.99*      21        32,000         25,000     70,601

NORTH CAROLINA PREMIUM INCOME (NNC)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           89,286        1.33       7.17           1.32         7.18       22        46,800         25,000     72,695
2001              87,614        1.34       7.47           1.30         7.51       19        46,800         25,000     71,802
2000              79,167        1.37       7.81           1.35         7.83       25        46,800         25,000     67,290
1999              89,377        1.30       6.97           1.30         6.97        8        46,800         25,000     72,744
1998              90,470        1.30       7.17           1.30         7.17        9        46,800         25,000     73,328

NORTH CAROLINA DIVIDEND ADVANTAGE (NRB)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           32,148        1.44       6.86           .90          7.40       37        17,000     25,000    72,277
2001(b)           31,015        1.31*      5.02*          .85*         5.48*      29        17,000     25,000    70,610
===============================================================================================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) For the period January 25, 2001 (commencement of operations) through May 31, 2001.

(b) For the period January 31, 2001 (commencement of operations) through May 31, 2001.

(c) For the period September 25, 2001 (commencement of operations) through May 31, 2002.

(d) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended May 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets as follows:

                                                                 NORTH          NORTH
                              MARYLAND          MARYLAND      CAROLINA        CAROLINA
                               PREMIUM          DIVIDEND       PREMIUM        DIVIDEND
                           INCOME (NMY)   ADVANTAGE (NFM)  INCOME (NNC) ADVANTAGE (NRB)
                           -----------------------------------------------------------
2002 per share impact ($)          .01                --            --              --
2002 income ratio impact (%)       .05                --           .02              --

The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

                                 See accompanying notes to financial statements.



end spread 64-65


   FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                  Investment Operations                             Less Distributions
                                ----------------------------------------------------------    -------------------------------
                                                          Distributions                       From and
                                                          from and in   Distributions         in Excess
                                                          Excess of Net from                  of Net
                  Beginning                Net            Investment    Capital               Investment   Capital
                  Common                   Realized/      Income to     Gains to              Income to    Gains to
                  Share         Net        Unrealized     Preferred     Preferred             Common       Common
                  Net Asset     Investment Investment     Share-        Share-                Share-       Share-
                  Value         Income     Gain (Loss)    holders+      holders+     Total    holders      holders       Total
==============================================================================================================================
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED 5/31:
2002(b)          $14.33        $ .38       $  .11         $(.04)        $--          $ .45     $(.34)       $--         $(.34)

VIRGINIA PREMIUM INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED 5/31:
2002(d)           14.59         1.04          .03          (.11)         --            .96      (.86)        --          (.86)
2001              13.36         1.08         1.21          (.25)         --           2.04      (.81)        --          (.81)
2000              14.89         1.07        (1.52)         (.24)         --           (.69)     (.84)        --          (.84)
1999              14.96         1.05         (.08)         (.22)         --            .75      (.82)        --          (.82)
1998              14.04         1.06          .92          (.24)         --           1.74      (.82)        --          (.82)

VIRGINIA DIVIDEND ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED 5/31:
2002(d)           13.87         1.02          .32          (.13)         --           1.21      (.85)        --          (.85)
2001(a)           14.33          .24         (.28)         (.05)         --           (.09)     (.21)        --          (.21)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED 5/31:
2002(c)           14.33          .41          .09          (.04)         --            .46      (.35)        --          (.35)
==============================================================================================================================


                                                              Total Returns
                                                        ------------------------
                                                                       Based
                  Offering                                             on
                  Costs and     Ending                                 Common
                  Preferred     Common                    Based        Share
                  Share         Share      Ending         on           Net
                  Underwriting  Net Asset  Market         Market       Asset
                  Discounts     Value      Value          Value**      Value**
================================================================================
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)           $(.14)         $14.30     $14.9000       1.64%        2.22%

VIRGINIA PREMIUM INCOME (NPV)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)              --           14.69      16.1700       6.64         6.71
2001                 --           14.59      16.0000      18.45        15.53
2000                 --           13.36      14.2500      (6.02)       (4.64)
1999                 --           14.89      16.0625       4.77         5.09
1998                 --           14.96      16.1250      17.30        12.66

VIRGINIA DIVIDEND ADVANTAGE (NGB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)              --           14.23      15.0900       5.10         8.89
2001(a)            (.16)          13.87      15.1800       2.61        (1.73)

VIRGINIA DIVIDEND ADVANTAGE 2 (NNB)
--------------------------------------------------------------------------------
Year Ended 5/31:
2002(c)            (.13)          14.31      14.9000       1.71         2.30
================================================================================


                                             Ratios/Supplemental Data
                  -------------------------------------------------------------------------
                                Before Credit/               After Credit/
                                Reimbursement               Reimbursement***                 Municipal Auction Rate Cumulative
                                ----------------------    -------------------------          Preferred Stock at End of Period
                                           Ratio of Net                Ratio of Net         -----------------------------------
                                Ratio of   Investment     Ratio of     Investment
                  Ending        Expenses   Income to      Expenses     Income to
                  Net           to Average Average        to Average   Average
                  Assets        Net Assets Net Assets     Net Assets   Net Assets           Aggregate     Liquidation
                  Applicable    Applicable Applicable     Applicable   Applicable Portfolio Amount        and Market   Asset
                  to Common     to Common  to Common      to Common    to Common  Turnover  Outstanding   Value       Coverage
                  Shares (000)  Shares++   Shares++       Shares++     Shares++   Rate      (000)         Per Share   Per Share
===============================================================================================================================
NORTH CAROLINA DIVIDEND ADVANTAGE 2 (NNO)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(b)          $ 53,383       1.19%*     4.70%*         .74%*        5.15%*      43%      $28,000       $25,000     $72,664

VIRGINIA PREMIUM INCOME (NPV)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           128,655       1.28       7.01           1.27         7.02        14        63,800        25,000      75,413
2001              127,145       1.23       7.51           1.21         7.53         7        63,800        25,000      74,822
2000              115,760       1.29       7.72           1.28         7.73        20        63,800        25,000      70,361
1999              128,368       1.26       6.94           1.26         6.95         8        63,800        25,000      75,301
1998              128,122       1.27       7.20           1.27         7.20        19        63,800        25,000      75,205

VIRGINIA DIVIDEND ADVANTAGE (NGB)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(d)           44,308        1.37       6.68           .84          7.21        21        24,000        25,000      71,154
2001(a)           43,155        1.27*      4.76*          .80*         5.23*       20        24,000        25,000      69,953

VIRGINIA DIVIDEND ADVANTAGE 2 (NNB)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2002(c)           81,325        1.14*      5.00*          .70*         5.44*       12        42,000        25,000      73,408
===============================================================================================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares.

(a) For the period January 26, 2001 (commencement of operations) through May 31, 2001.

(b) For the period November 16, 2001 (commencement of operations) through May 31, 2002.

(c) For the period November 15, 2001 (commencement of operations) through May 31, 2002.

(d) As required, effective June 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. The effect of this change for the fiscal year ended May 31, 2002, was to increase net investment income per share with a corresponding decrease in net realized/unrealized investment gain (loss) per share and increase each ratio of net investment income to average net assets as follows:

                                Virginia             Virginia
                                 Premium             Dividend
                             Income (NPV)      Advantage (NGB)
                             ---------------------------------
2002 per share impact ($)            .01                 --
2002 income ratio impact (%)         .04                 --

The Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

                                 See accompanying notes to financial statements.


end spread 66-67

Trustees
      AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at seven, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and six of whom are not interested persons. None of the trustees who are not interested persons of the Funds have ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.




                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    AND TERM OF OFFICE    DURING PAST 5 YEARS                           OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the  1994                  Chairman and Director (since July 1996)                 130
(1)                        Board, President Term                  of The John Nuveen Company, Nuveen
3/28/1949                  and Trustee      Indefinite (2)        Investments, Nuveen Advisory Corp. and
333 West Wacker Drive                                             Nuveen Institutional Advisory Corp.;
Chicago, IL 60606                                                 prior thereto, Executive Vice President
                                                                  and Director of The John Nuveen Company
                                                                  and Nuveen Investments; Director (since
                                                                  1992) and Chairman (since 1996) of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since
                                                                  January 1997) of Nuveen Asset Management, Inc.;
                                                                  Director (since 1996) of Institutional Capital
                                                                  Corporation; Chairman and Director (since 1999)
                                                                  of Rittenhouse Financial Services Inc.; Chief
                                                                  Executive Officer (since September 1999) of
                                                                  Nuveen Senior Loan Asset Management Inc.


TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
ROBERT P. BREMNER          Trustee          1997                  Private Investor and Management Consultant.             112
8/22/1940                                   Term
333 W. Wacker Drive                         Indefinite (2)
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
LAWRENCE H. BROWN          Trustee          1993                  Retired (August 1989) as Senior Vice President          112
7/29/1934                                   Term                  of The Northern Trust Company.
333 W. Wacker Drive                         Indefinite (2)
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
ANNE E. IMPELLIZZERI       Trustee          1994                  Retired (2002); formerly, Executive Director            112
1/26/1933                                   Term                  (since 1998) of Manitoga (Center for Russel
333 W. Wacker Drive                         Indefinite (2)        Wright's Design with Nature); prior thereto,
Chicago, IL 60606                                                 President and Chief Executive Officer of
                                                                  Blanton-Peale  Institutes of Religion and
                                                                  Health (since December 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.
------------------------------------------------------------------------------------------------------------------------------------
PETER R. SAWERS            Trustee          1991                  Adjunct Professor of Business and Economics,            112
4/3/1933                                    Term                  University of Dubuque, Iowa; Director, Executive
333 W. Wacker Drive                         Indefinite (2)        Service Corps of Chicago (not-for-profit); Director,
Chicago, IL 60606                                                 Hadley School for the Blind (not-for-profit);
                                                                  formerly (1991-2000) Adjunct Professor,
                                                                  Lake Forest Graduate School of Management,
                                                                  Lake Forest, Illinois; prior thereto,
                                                                  Executive Director, Towers Perrin Australia, a
                                                                  management consulting firm; Chartered
                                                                  Financial Analyst; Certified Management Consultant.

                                       68

                                            YEAR FIRST            PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD ELECTED OR APPOINTED  INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    AND TERM OF OFFICE    DURING PAST 5 YEARS                           OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
WILLIAM J. SCHNEIDER       Trustee          1997                  Senior Partner and Chief Operating Officer,             112
9/24/1944                                   Term                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                         Indefinite (2)        Miller-Valentine Realty, a development and
Chicago, IL 60606                                                 contract company; Chair, Miami Valley Hospital;
                                                                  Vice Chair, Miami Valley Economic Development
                                                                  Coalition; formerly, Member, Community Advisory
                                                                  Board, National City Bank, Dayton, Ohio; and
                                                                  Business Advisory Council, Cleveland
                                                                  Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
JUDITH M. STOCKDALE        Trustee          1997                  Executive Director, Gaylord and Dorothy                 112
12/29/1947                                  Term                  Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                         Indefinite (2)        thereto, Executive Director, Great Lakes
Chicago, IL 60606                                                 Protection Fund (from 1990 to 1994).



                                                                  PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED (3)      DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. ATKINSON        Vice President   2002                  Vice President (since January 2002), formerly,          130
2/3/1966                                                          Assistant Vice President (since 2000), previously,
333 W. Wacker Drive                                               Associate of Nuveen Investments.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
PAUL L. BRENNAN            Vice President   2002                  Vice President (since January 2002), formerly,          126
11/10/1966                                                        Assistant Vice President, of Nuveen
333 W. Wacker Drive                                               Advisory Corp.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
PETER H. D'ARRIGO          Vice President   1999                  Vice President of Nuveen Investments (since             130
11/28/1967                 and Treasurer                          January 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                               President (from January 1997); formerly,
Chicago, IL 60606                                                 Associate of Nuveen Investments; Vice President
                                                                  and Treasurer (since September 1999) of Nuveen
                                                                  Senior Loan Asset Management Inc.; Chartered
                                                                  Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. DAVERN          Vice President   1997                  Vice President of Nuveen Advisory Corp.                 126
6/26/1957
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. DESANTO           Vice President   2001                  Vice President of Nuveen Advisory Corp. (since          130
9/8/1954                                                          August 2001); previously, Vice President of
333 W. Wacker Drive                                               Van Kampen Investment Advisory Corp.
Chicago, IL 60606                                                 (since 1998); prior thereto, Assistant Vice
                                                                  President of Van Kampen Investment
                                                                  Advisory Corp.

                                       69

Trustees
       AND OFFICERS (continued)



                                                                  PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED (3)      DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
JESSICA R. DROEGER         Vice President   2002                  Vice President (since January 2002) and Assistant       130
9/24/1964                                                         General Counsel (since May 1998), formerly
333 W. Wacker Drive                                               Assistant Vice President of Nuveen Investments;
Chicago, IL 60606                                                 Assistant Vice President and Assistant Secretary
                                                                  (since 1998) of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; prior thereto,
                                                                  Associate at the law firm D'Ancona Partners LLC
------------------------------------------------------------------------------------------------------------------------------------
LORNA C. FERGUSON          Vice President   1998                  Vice President of Nuveen Investments; Vice              130
10/24/1945                                                        President (since January 1998) of Nuveen
333 W. Wacker Drive                                               Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                                 Advisory Corp.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. FITZGERALD      Vice President   1995                  Managing Director of Nuveen Advisory Corp. and          130
3/2/1964                                                          Nuveen Institutional Advisory Corp. (since February
333 W. Wacker Drive                                               2001); prior thereto, Vice President of Nuveen
Chicago, IL 60606                                                 Advisory Corp.; Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN D. FOY             Vice President   1998                  Vice President of Nuveen Investments and                130
5/31/1954                  and Controller                         (since May 1998) The John Nuveen Company; Vice
333 W. Wacker Drive                                               President (since September 1999) of Nuveen
Chicago, IL 60606                                                 Senior Loan Asset Management Inc.; Certified Public
                                                                  Accountant.
------------------------------------------------------------------------------------------------------------------------------------
J. THOMAS FUTRELL          Vice President   1992                  Vice President of Nuveen Advisory Corp.;                126
7/5/1955                                                          Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. HUBER           Vice President   1997                  Vice President of Nuveen Institutional Advisory         126
3/26/1963                                                         Corp. (since March 1998) and Nuveen
333 W. Wacker Drive                                               Advisory Corp.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. KRUPA            Vice President   1990                  Vice President of Nuveen Advisory Corp.                 126
8/21/1957
333 W. Wacker Drive
Chicago, IL 60606

-----------------------------------------------------------------------------------------------------------------------------------
DAVID J. LAMB              Vice President   2000                  Vice President (since March 2000) of Nuveen             130
3/22/1963                                                         Investments, previously Assistant Vice
333 W. Wacker Drive                                               President (since January 1999); prior thereto,
Chicago, IL 60606                                                 Associate of Nuveen Investments; Certified
                                                                  Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
TINA M. LAZAR              Vice President   2002                  Vice President (since 1999), previously,                130
8/27/1961                                                         Assistant Vice President (since 1993) of
333 W. Wacker Drive                                               Nuveen Investments.
Chicago, IL 60606

                                       70



                                                                  PRINCIPAL OCCUPATION(S)                       NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS                 IN FUND COMPLEX
AND ADDRESS                WITH THE FUND    OR APPOINTED (3)      DURING PAST 5 YEARS                           OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
LARRY W. MARTIN            Vice President   1992                  Vice President, Assistant Secretary and                 130
7/27/1951                  and Assistant                          Assistant General Counsel of Nuveen
333 W. Wacker Drive        Secretary                              Investments; Vice President and Assistant
Chicago, IL 60606                                                 Secretary of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and
                                                                  Assistant Secretary of The John Nuveen
                                                                  Company and Nuveen Asset Management, Inc.;
                                                                  Vice President and Assistant Secretary (since
                                                                  September 1999) of Nuveen Senior Loan Asset
                                                                  Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EDWARD F. NEILD, IV        Vice President   1996                  Managing Director (since September 1997), previously    130
7/7/1965                                                          Vice President of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.; Chartered
Chicago, IL 60606                                                 Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. O'SHAUGHNESSY    Vice President   2002                  Vice President (since January 2002), formerly,          126
9/4/1960                                                          Assistant Vice President (1998), of Nuveen
333 W. Wacker Drive                                               Advisory Corp.; prior thereto, Portfolio Manager.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
THOMAS C. SPALDING, JR.    Vice President   1982                  Vice President of Nuveen Advisory Corp. and             126
7/31/1951                                                         Nuveen Institutional Advisory Corp.; Chartered
333 W. Wacker Drive                                               Financial Analyst.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
GIFFORD R. ZIMMERMAN       Vice President   1992                  Managing Director (since January 2002),                 130
9/9/1956                   and Secretary                          Assistant Secretary and Associate General
333 W. Wacker Drive                                               Counsel, formerly Assistant General Counsel
Chicago, IL 60606                                                 and Vice President of Nuveen Investments;
                                                                  Managing Director (since January 2002), General
                                                                  Counsel and Assistant Secretary, formerly Vice
                                                                  President of Nuveen Advisory Corp. and Nuveen
                                                                  Institutional Advisory Corp.; Vice President and
                                                                  Assistant Secretary of The John Nuveen Company;
                                                                  Managing Director (since January 2002), and
                                                                  Assistant Secretary (since September 1999),
                                                                  formerly Vice President of Nuveen Senior
                                                                  Loan Asset Management Inc.; Managing Director
                                                                  (since January 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly Vice President
                                                                  (since 2000), of Nuveen Asset Management Inc.;
                                                                  Chartered Financial Analyst.

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory Corp.

(2)  Trustees serve an indefinite term until his/her successor is elected.

(3)  Officers serve one year terms through July of each year.


Build Your Wealth
       AUTOMATICALLY


Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distrib utions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION




BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
JPMorgan Chase Bank
P.O. Box 660086
Dallas, TX 75266-0086
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended May 31, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS

Photo of John Nuveen, Sr.
John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Logo: NUVEEN Investments



Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                    FAN-B-0502